                                           NACO National Association of Counties
                                           [LOGO]
                                           Counties Care for America

                                      NACo
                                    VARIABLE
                                     ACCOUNT

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                                            [NATIONWIDE(R) LOGO]

APO-2278-S (06/00)

                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the NACo Variable Account.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

#CONTENTS



HOW TO READ THE SEMI-ANNUAL REPORT .......................................   4


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY .............   5


STATEMENTS OF OPERATIONS .................................................   8


STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY .........................   8


NOTES TO FINANCIAL STATEMENTS ............................................  23

 HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the NACo Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-NRSFORU (1-877-677-3678) if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nrsforu.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

      ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 27. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the variable account fees which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                              NACO VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      American Century Growth Fund - Investor Class (ACGrI)
         5,075,038 shares (cost $115,276,892) ...........................................................    $  174,682,793
      American Century Income & Growth Fund - Investor Class (ACIncGro)
         554,380 shares (cost $17,538,246) ..............................................................        18,128,218
      American Century International Discovery Fund - Investor Class (ACIntlDisc)
         2,994,817 shares (cost $51,535,417) ............................................................        52,079,875
      American Century Ultra Fund - Investor Class (ACUltra)
         12,083,757 shares (cost $388,506,445) ..........................................................       531,926,969
      American Century Value Fund - Investor Class (ACValue)
         15,323 shares (cost $84,366) ...................................................................            80,290
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,274,361 shares (cost $17,214,617) ............................................................        16,248,099
      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         125,912 shares (cost $4,076,013) ...............................................................         3,823,948
      Dreyfus Appreciation Fund, Inc. (DryApp)
         124,017 shares (cost $5,504,622) ...............................................................         5,821,340
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         135,394 shares (cost $2,496,398) ...............................................................         2,609,049
      The Dreyfus Premier Third Century Fund, Inc. - Class Z (DryPrm3CZ)
         6,808,491 shares (cost $72,487,960) ............................................................       100,765,662
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         130,735 shares (cost $2,685,966) ...............................................................         2,759,824
      Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
         51,618 shares (cost $454,743) ..................................................................           453,209
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         732,747 shares (cost $7,642,967) ...............................................................         7,613,240
      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         71,797 shares (cost $3,398,893) ................................................................         3,162,636
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         144,979 shares (cost $1,515,506) ...............................................................         1,515,035
      Fidelity Capital & Income Fund (FidCapInc)
         264,396 shares (cost $2,438,147) ...............................................................         2,347,839
      Fidelity Contrafund (FidContr)
         10,475,050 shares (cost $495,750,889) ..........................................................       604,829,407
      Fidelity Equity-Income Fund (FidEqInc)
         6,563,260 shares (cost $287,567,909) ...........................................................       330,591,404

                                                                     (Continued)

                              NACO VARIABLE ACCOUNT

                                   (UNAUDITED)

      Fidelity Magellan(R) Fund (FidMgln)
         1,823,598 shares (cost $178,583,497) ...........................................................       245,511,059
      Fidelity OTC Portfolio (FidOTC)
         3,299,423 shares (cost $186,697,728) ...........................................................       238,713,242
      Fidelity Puritan(R) Fund (FidPurtn)
         2,171,456 shares (cost $41,086,191) ............................................................        40,910,235
      INVESCO Dynamics Fund, Inc. - Investor Class (InvDynam)
         3,132,382 shares (cost $83,856,729) ............................................................        90,494,505
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         55,297 shares (cost $1,598,672) ................................................................         1,499,105
      The Investment Company of America(R)(InvCoAm)
         3,732,270 shares (cost $99,097,756) ............................................................       121,709,336
      MAS Funds - Fixed Income Portfolio (MASFIP)
         414,775 shares (cost $4,728,981) ...............................................................         4,587,409
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,105,851 shares (cost $13,944,245) ............................................................        23,278,167
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,214,041 shares (cost $16,102,727) ............................................................        23,625,231
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,402,823 shares (cost $17,134,526) ............................................................        16,197,440
      Morgan Stanley Dean Witter Institutional Fund, Inc. -
      Equity Growth Portfolio - Class B (MSIEqGroB)
         151,959 shares (cost $3,777,151) ...............................................................         4,017,801
      NAAT - The Aggressive Portfolio (NAATAggr)
         488,641 shares (cost $5,889,939) ...............................................................         6,611,311
      NAAT - The Conservative Portfolio (NAATCons)
         137,057 shares (cost $1,460,656) ...............................................................         1,426,763
      NAAT - The Moderate Portfolio (NAATMod)
         450,678 shares (cost $5,217,865) ...............................................................         5,669,530
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         556,527 shares (cost $6,611,386) ...............................................................         7,234,854
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         199,391 shares (cost $2,263,802) ...............................................................         2,324,904
      Nationwide(R) Fund - Class D (NWFund)
         5,960,127 shares (cost $171,891,044) ...........................................................       183,750,725
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         493,458 shares (cost $6,630,951) ...............................................................         8,196,345
      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         69,192,748 shares (cost $69,192,748) ...........................................................        69,192,748
      Nationwide(R) S&P 500 Index Fund - Institutional Service Class (NWIndxFd)
         1,033,243 shares (cost $12,591,569) ............................................................        13,122,180
      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         39,497 shares (cost $381,256) ..................................................................           382,332
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         365,412 shares (cost $7,404,177) ...............................................................         8,696,801

      Neuberger Berman Equity Funds(R)- Guardian Fund (NBGuard)
         1,814,444 shares (cost $42,107,044) ............................................................        34,057,121
      Neuberger Berman Equity Trust(R)- Partners Trust (NBPartTr)
         18,167 shares (cost $314,074) ..................................................................           324,278
      Oppenheimer Global Fund - Class A (OppGlob)
         231,229 shares (cost $15,268,345) ..............................................................        15,873,850
      Prestige Balanced Fund - Institutional Service Class (PrBalI)
         100,344 shares (cost $1,114,513) ...............................................................         1,125,861
      Prestige International Fund - Institutional Service Class (PrIntlI)
         39,849 shares (cost $471,063) ..................................................................           477,388
      Prestige Large Cap Growth Fund - Institutional Service Class (PrLgCapGrI)
         289,798 shares (cost $4,135,088) ...............................................................         4,575,915
      Prestige Large Cap Value Fund - Institutional Service Class (PrLgCapVlI)
         69,880 shares (cost $717,554) ..................................................................           679,929
      Prestige Small Cap Fund - Institutional Service Class (PrSmCapI)
         96,388 shares (cost $1,193,794) ................................................................         1,266,540
      Putnam International Growth Fund - Class A (PutIntGro)
         18,069 shares (cost $540,271) ..................................................................           540,630
      Putnam Investors Fund - Class A (PutInvFd)
         9,075,776 shares (cost $116,540,114) ...........................................................       169,444,738
      Putnam Voyager Fund - Class A (PutVoyFd)
         16,075,228 shares (cost $315,802,037) ..........................................................       502,190,136
      SEI Index Funds - S&P 500 Index Portfolio - Class E (SEI500lx)
         4,434,975 shares (cost $156,379,839) ...........................................................       200,283,456
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         2,427,074 shares (cost $16,949,829) ............................................................        23,178,556
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         11,897,775 shares (cost $11,897,775) ...........................................................        11,897,775
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,386,403 shares (cost $41,637,154) ............................................................        43,599,591
      Templeton Foreign Fund - Class A (TemForFd)
         5,012,472 shares (cost $49,130,986) ............................................................        53,382,831
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         87,314 shares (cost $4,802,223) ................................................................         4,523,719
                                                                                                              -------------
            Total investments ...........................................................................     4,044,013,174
   Accounts receivable ..................................................................................            38,003
                                                                                                              -------------
            Total assets ................................................................................     4,044,051,177
ACCOUNTS PAYABLE ........................................................................................               804
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................   $ 4,044,050,373
                                                                                                              =============

See accompanying notes to financial statements.

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                           Total                               ACGrI
                                             --------------------------------    --------------------------------
                                                  2000              1999              2000              1999
                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $   10,442,043         9,839,618              --                --
  Variable account fee (notes 2 and 5) ...      (15,067,772)      (11,614,492)         (679,406)         (537,051)
                                             --------------    --------------    --------------    --------------
     Net investment activity .............       (4,625,729)       (1,774,874)         (679,406)         (537,051)

  Proceeds from mutual fund shares sold ..      632,812,318       261,827,584         5,959,520         4,180,998
  Cost of mutual fund shares sold ........     (557,069,398)     (210,863,120)       (3,942,026)       (3,246,594)
                                             --------------    --------------    --------------    --------------
  Realized gain (loss) on investments ....       75,742,920        50,964,464         2,017,494           934,404
  Change in unrealized gain (loss)
     on investments ......................     (119,489,625)      248,079,013         9,035,609        12,969,237
                                             --------------    --------------    --------------    --------------
     Net gain (loss) on investments ......      (43,746,705)      299,043,477        11,053,103        13,903,641
                                             --------------    --------------    --------------    --------------
  Reinvested capital gains ...............       32,145,907        22,353,723              --                --
                                             --------------    --------------    --------------    --------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      (16,226,527)      319,622,326        10,373,697        13,366,590
                                             --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      329,813,576       271,070,091         2,767,378         2,804,066
  Transfers between funds ................             --                --          (2,616,271)         (973,030)
  Redemptions ............................     (153,442,468)     (126,046,881)       (4,930,547)       (4,742,374)
  Adjustments to maintain reserves .......          (39,802)          109,411              (334)            4,334
                                             --------------    --------------    --------------    --------------
       Net equity transactions ...........      176,331,306       145,132,621        (4,779,774)       (2,907,004)

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      160,104,779       464,754,947         5,593,923        10,459,586
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................    3,883,945,594     2,784,900,031       169,090,064       130,887,729
                                             --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $4,044,050,373     3,249,654,978       174,683,987       141,347,315
                                             ==============    ==============    ==============    ==============

                                                             ACIncGro                           ACIntlDisc
                                                --------------------------------    --------------------------------
                                                     2000              1999              2000              1999
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................              75,551            31,398              --                --
  Variable account fee (notes 2 and 5) ...             (47,120)          (12,708)         (121,885)           (3,257)
                                                --------------    --------------    --------------    --------------
     Net investment activity .............              28,431            18,690          (121,885)           (3,257)

  Proceeds from mutual fund shares sold ..             402,237           286,267       148,018,037         7,694,690
  Cost of mutual fund shares sold ........            (356,821)         (276,510)     (150,017,420)       (7,517,409)
                                                --------------    --------------    --------------    --------------
  Realized gain (loss) on investments ....              45,416             9,757        (1,999,383)          177,281
  Change in unrealized gain (loss)
     on investments ......................            (539,925)          393,336          (494,032)           99,661
                                                --------------    --------------    --------------    --------------
     Net gain (loss) on investments ......            (494,509)          403,093        (2,493,415)          276,942
                                                --------------    --------------    --------------    --------------
  Reinvested capital gains ...............                --               8,847           212,212              --
                                                --------------    --------------    --------------    --------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................            (466,078)          430,630        (2,403,088)          273,685
                                                --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................           4,188,408         1,966,198        10,095,486           286,316
  Transfers between funds ................           4,165,603         4,521,112        32,024,870         2,296,138
  Redemptions ............................            (924,902)         (210,826)       (2,409,389)          (10,082)
  Adjustments to maintain reserves .......                 (58)              908              (245)             (226)
                                                --------------    --------------    --------------    --------------
       Net equity transactions ...........           7,429,051         6,277,392        39,710,722         2,572,146

NET CHANGE IN CONTRACT OWNERS' EQUITY ....           6,962,973         6,708,022        37,307,634         2,845,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................          11,165,267           224,270        14,772,086           689,272
                                                --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....          18,128,240         6,932,292        52,079,720         3,535,103
                                                ==============    ==============    ==============    ==============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                         ACUltra                           ACValue
                                             ------------------------------    ------------------------------
                                                  2000             1999             2000             1999
                                             -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $        --               --                408             --
  Variable account fee (notes 2 and 5) ...      (2,086,353)      (1,485,429)             (55)            --
                                             -------------    -------------    -------------    -------------
     Net investment activity .............      (2,086,353)      (1,485,429)             353             --

  Proceeds from mutual fund shares sold ..      11,138,232       13,754,375          258,639             --
  Cost of mutual fund shares sold ........      (6,650,730)      (7,584,000)        (258,716)            --
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       4,487,502        6,170,375              (77)            --
  Change in unrealized gain (loss)
     on investments ......................     (25,124,008)      36,929,991           (4,076)            --
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......     (20,636,506)      43,100,366           (4,153)            --
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............            --               --               --               --
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     (22,722,859)      41,614,937           (3,800)            --
                                             -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      43,085,071       37,130,642            2,929             --
  Transfers between funds ................       1,147,776       11,651,322           81,854             --
  Redemptions ............................     (17,710,524)     (14,138,356)            (693)            --
  Adjustments to maintain reserves .......          (3,361)           6,228               (1)            --
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      26,518,962       34,649,836           84,089             --

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       3,796,103       76,265,895           80,289             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     528,131,995      334,432,418             --               --
                                             -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 531,928,098      410,698,313           80,289             --
                                             =============    =============    =============    =============

                                                           BdFdAm                          BrnCapSmCo
                                               ------------------------------    ------------------------------
                                                    2000             1999             2000             1999
                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................           610,871          649,167             --               --
  Variable account fee (notes 2 and 5) ...           (65,561)         (73,745)          (6,656)            --
                                               -------------    -------------    -------------    -------------
     Net investment activity .............           545,310          575,422           (6,656)            --

  Proceeds from mutual fund shares sold ..         3,284,993        2,375,511        1,279,466             --
  Cost of mutual fund shares sold ........        (3,582,570)      (2,415,903)      (1,228,172)            --
                                               -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....          (297,577)         (40,392)          51,294             --
  Change in unrealized gain (loss)
     on investments ......................             5,088         (447,439)        (300,295)            --
                                               -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......          (292,489)        (487,831)        (249,001)            --
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ...............              --               --            192,616             --
                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           252,821           87,591          (63,041)            --
                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................           836,047        1,162,546          850,711             --
  Transfers between funds ................        (1,650,915)      (1,150,730)       2,939,443             --
  Redemptions ............................          (517,589)        (638,942)        (402,333)            --
  Adjustments to maintain reserves .......              (405)           1,223             (112)            --
                                               -------------    -------------    -------------    -------------
       Net equity transactions ...........        (1,332,862)        (625,903)       3,387,709             --

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        (1,080,041)        (538,312)       3,324,668             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        17,349,430       18,447,060          499,272             --
                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        16,269,389       17,908,748        3,823,940             --
                                               =============    =============    =============    =============


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                        DryApp                        DryPreMCap
                                             ----------------------------    ----------------------------
                                                 2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $        651            --              --              --
  Variable account fee (notes 2 and 5) ...        (15,155)         (7,093)         (4,231)           (602)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        (14,504)         (7,093)         (4,231)           (602)

  Proceeds from mutual fund shares sold ..      1,064,655         208,930         201,288         433,015
  Cost of mutual fund shares sold ........     (1,005,564)       (197,960)       (180,675)       (433,462)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         59,091          10,970          20,613            (447)
  Change in unrealized gain (loss)
     on investments ......................         77,580         158,198          69,319          23,748
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        136,671         169,168          89,932          23,301
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............         45,559             193            --              --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        167,726         162,268          85,701          22,699
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      1,478,563       1,533,514         428,880         109,291
  Transfers between funds ................       (760,190)      2,368,069       1,643,655         215,534
  Redemptions ............................       (198,257)       (235,831)        (34,990)         (6,238)
  Adjustments to maintain reserves .......           (118)             (3)           (182)             (6)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........        519,998       3,665,749       2,037,363         318,581

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        687,724       3,828,017       2,123,064         341,280
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      5,133,628         245,984         485,972          38,725
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $  5,821,352       4,074,001       2,609,036         380,005
                                             ============    ============    ============    ============

                                                         DryPrm3CZ                       EvIncGro
                                               ----------------------------    ----------------------------
                                                   2000            1999            2000            1999
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................             --              --            69,630          79,431
  Variable account fee (notes 2 and 5) ...         (292,398)       (233,603)        (11,389)        (12,583)
                                               ------------    ------------    ------------    ------------
     Net investment activity .............         (292,398)       (233,603)         58,241          66,848

  Proceeds from mutual fund shares sold ..        3,895,071       2,444,260         274,173         420,568
  Cost of mutual fund shares sold ........       (2,249,080)     (1,583,274)       (240,947)       (385,753)
                                               ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        1,645,991         860,986          33,226          34,815
  Change in unrealized gain (loss)
     on investments ......................           48,503       7,760,639        (208,709)        316,203
                                               ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        1,694,494       8,621,625        (175,483)        351,018
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains ...............             --              --              --              --
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        1,402,096       8,388,022        (117,242)        417,866
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        6,648,413       6,043,847          43,127          48,032
  Transfers between funds ................       (3,071,466)       (630,245)       (150,019)       (378,138)
  Redemptions ............................       (3,471,304)     (3,272,275)       (138,015)        (62,891)
  Adjustments to maintain reserves .......             (742)          6,939              (4)             80
                                               ------------    ------------    ------------    ------------
       Net equity transactions ...........          104,901       2,148,266        (244,911)       (392,917)

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        1,506,997      10,536,288        (362,153)         24,949
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       99,258,873      72,154,189       3,121,968       3,272,145
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      100,765,870      82,690,477       2,759,815       3,297,094
                                               ============    ============    ============    ============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      FedBdFd                       FedUSGvt
                                             --------------------------    --------------------------
                                                 2000           1999           2000           1999
                                             -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    19,602         18,903        232,178        263,398
  Variable account fee (notes 2 and 5) ...        (1,634)        (1,489)       (33,021)       (46,996)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............        17,968         17,414        199,157        216,402

  Proceeds from mutual fund shares sold ..     4,172,020      2,130,973      6,532,689      4,782,059
  Cost of mutual fund shares sold ........    (4,190,472)    (2,140,974)    (6,865,142)    (4,779,245)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....       (18,452)       (10,001)      (332,453)         2,814
  Change in unrealized gain (loss)
     on investments ......................          (325)       (19,931)       341,170       (380,681)
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       (18,777)       (29,932)         8,717       (377,867)
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............          --             --             --             --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................          (809)       (12,518)       207,874       (161,465)
                                             -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        45,063        132,331        425,129      1,429,103
  Transfers between funds ................      (189,887)       246,380     (3,456,181)       442,755
  Redemptions ............................       (17,322)       (13,444)      (610,593)      (574,617)
  Adjustments to maintain reserves .......            19             44           (545)           694
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........      (162,127)       365,311     (3,642,190)     1,297,935

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      (162,936)       352,793     (3,434,316)     1,136,470
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       619,199        272,837     11,047,167     10,635,768
                                             -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $   456,263        625,630      7,612,851     11,772,238
                                             ===========    ===========    ===========    ===========

                                                        FAGrOppA                       FAHiYld
                                               --------------------------    --------------------------
                                                   2000           1999           2000           1999
                                               -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................            --             --           49,478         19,525
  Variable account fee (notes 2 and 5) ...          (8,533)        (2,876)        (3,585)        (1,570)
                                               -----------    -----------    -----------    -----------
     Net investment activity .............          (8,533)        (2,876)        45,893         17,955

  Proceeds from mutual fund shares sold ..         323,579        156,102      4,442,984      4,944,291
  Cost of mutual fund shares sold ........        (364,774)      (148,019)    (4,530,973)    (4,919,686)
                                               -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....         (41,195)         8,083        (87,989)        24,605
  Change in unrealized gain (loss)
     on investments ......................         (58,250)        84,740         (3,700)        (8,329)
                                               -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......         (99,445)        92,823        (91,689)        16,276
                                               -----------    -----------    -----------    -----------
  Reinvested capital gains ...............           4,728             54           --             --
                                               -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        (103,250)        90,001        (45,796)        34,231
                                               -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................         927,842        626,526        235,430        101,138
  Transfers between funds ................          47,307        732,751        354,606        450,585
  Redemptions ............................        (110,900)       (15,248)       (82,753)       (19,102)
  Adjustments to maintain reserves .......             (14)            (7)           (34)           (51)
                                               -----------    -----------    -----------    -----------
       Net equity transactions ...........         864,235      1,344,022        507,249        532,570

NET CHANGE IN CONTRACT OWNERS' EQUITY ....         760,985      1,434,023        461,453        566,801
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       2,401,635         87,633      1,053,546         62,514
                                               -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       3,162,620      1,521,656      1,514,999        629,315
                                               ===========    ===========    ===========    ===========


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       FidCapInc                       FidContr
                                             ----------------------------    ----------------------------
                                                  2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    100,012         107,296            --              --
  Variable account fee (notes 2 and 5) ...         (9,234)         (9,851)     (2,449,520)     (2,011,429)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         90,778          97,445      (2,449,520)     (2,011,429)

  Proceeds from mutual fund shares sold ..        173,928         213,439      17,669,160       7,440,467
  Cost of mutual fund shares sold ........       (133,624)       (153,943)     (9,228,493)     (3,942,766)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         40,304          59,496       8,440,667       3,497,701
  Change in unrealized gain (loss)
     on investments ......................       (149,129)        124,215     (31,651,029)     46,622,489
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (108,825)        183,711     (23,210,362)     50,120,190
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --            23,505      14,999,087       4,238,225
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        (18,047)        304,661     (10,660,795)     52,346,986
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................           --              (229)     42,095,980      41,398,347
  Transfers between funds ................       (108,352)       (115,130)    (22,318,493)        573,177
  Redemptions ............................        (54,619)        (61,902)    (20,822,929)    (17,638,652)
  Adjustments to maintain reserves .......            (29)         (2,057)         (7,991)          9,869
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........       (163,000)       (179,318)     (1,053,433)     24,342,741

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (181,047)        125,343     (11,714,228)     76,690,199
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      2,528,853       2,516,385     616,543,447     456,635,655
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $  2,347,806       2,641,728     604,829,219     533,325,854
                                             ============    ============    ============    ============

                                                         FidEqInc                         FidMgIn
                                               ----------------------------    ----------------------------
                                                    2000            1999            2000            1999
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................        2,778,408       2,571,869         124,174         354,694
  Variable account fee (notes 2 and 5) ...       (1,357,434)     (1,561,177)       (975,811)       (796,114)
                                               ------------    ------------    ------------    ------------
     Net investment activity .............        1,420,974       1,010,692        (851,637)       (441,420)

  Proceeds from mutual fund shares sold ..       49,245,524      28,529,915       8,436,963       4,539,146
  Cost of mutual fund shares sold ........      (28,766,166)    (12,120,569)     (4,124,112)     (2,403,322)
                                               ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       20,479,358      16,409,346       4,312,851       2,135,824
  Change in unrealized gain (loss)
     on investments ......................      (42,357,749)     24,994,455      (7,811,166)     11,496,633
                                               ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......      (21,878,391)     41,403,801      (3,498,315)     13,632,457
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains ...............        8,494,139       5,331,198       5,020,164      11,088,055
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      (11,963,278)     47,745,691         670,212      24,279,092
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................       15,673,281      20,260,499      16,261,289      15,217,670
  Transfers between funds ................      (48,251,296)    (26,540,268)     (7,099,713)      5,226,413
  Redemptions ............................      (12,570,412)    (17,186,637)     (8,989,085)     (6,897,952)
  Adjustments to maintain reserves .......           (7,876)         10,111          (1,954)          5,811
                                               ------------    ------------    ------------    ------------
       Net equity transactions ...........      (45,156,303)    (23,456,295)        170,537      13,551,942

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      (57,119,581)     24,289,817         840,749      37,831,142
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      387,711,521     391,476,242     244,670,933     176,040,685
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      330,591,940     415,766,059     245,511,682     213,871,827
                                               ============    ============    ============    ============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                         FidOTC                            FidPurtn
                                             ------------------------------    ------------------------------
                                                   2000             1999             2000             1999
                                             -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $        --               --            617,315          776,915
  Variable account fee (notes 2 and 5) ...        (779,684)        (233,358)        (176,012)        (191,545)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............        (779,684)        (233,358)         441,303          585,370

  Proceeds from mutual fund shares sold ..      15,525,169        5,766,658        7,003,704        2,121,455
  Cost of mutual fund shares sold ........      (8,895,099)      (3,696,747)      (6,401,752)      (1,621,282)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       6,630,070        2,069,911          601,952          500,173
  Change in unrealized gain (loss)
     on investments ......................       3,845,771        7,889,062       (1,101,369)         868,512
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      10,475,841        9,958,973         (499,417)       1,368,685
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............            --               --               --               --
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       9,696,157        9,725,615          (58,114)       1,954,055
                                             -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      26,019,903        7,123,396        3,033,796        4,608,888
  Transfers between funds ................      63,995,549       10,389,835       (6,573,461)         123,413
  Redemptions ............................     (12,708,675)      (2,769,717)      (2,255,238)      (2,163,031)
  Adjustments to maintain reserves .......            (775)           1,845             (836)             871
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........      77,306,002       14,745,359       (5,795,739)       2,570,141

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      87,002,159       24,470,975       (5,853,853)       4,524,196
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     151,710,808       47,287,448       46,764,171       43,829,300
                                             -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 238,712,967       71,758,423       40,910,318       48,353,496
                                             =============    =============    =============    =============

                                                          InvDynam                         InvTotRet
                                               ------------------------------    ------------------------------
                                                     2000             1999             2000             1999
                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................              --               --             18,754            7,979
  Variable account fee (notes 2 and 5) ...          (179,598)          (4,482)          (3,770)          (1,809)
                                               -------------    -------------    -------------    -------------
     Net investment activity .............          (179,598)          (4,482)          14,984            6,170

  Proceeds from mutual fund shares sold ..        13,637,712        5,974,525          524,767          262,748
  Cost of mutual fund shares sold ........       (10,062,166)      (5,737,903)        (614,880)        (253,795)
                                               -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....         3,575,546          236,622          (90,113)           8,953
  Change in unrealized gain (loss)
     on investments ......................         1,004,617          216,978            9,778           31,121
                                               -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         4,580,163          453,600          (80,335)          40,074
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ...............              --               --               --               --
                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         4,400,565          449,118          (65,351)          46,244
                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        18,253,768          755,725          472,342          222,950
  Transfers between funds ................        39,617,268        2,539,165           42,355          674,308
  Redemptions ............................        (3,719,191)         (34,049)        (124,759)          (8,502)
  Adjustments to maintain reserves .......            (2,144)             (10)             (65)              (6)
                                               -------------    -------------    -------------    -------------
       Net equity transactions ...........        54,149,701        3,260,831          389,873          888,750

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        58,550,266        3,709,949          324,522          934,994
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        31,944,033          385,760        1,174,574           26,659
                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        90,494,299        4,095,709        1,499,096          961,653
                                               =============    =============    =============    =============


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                        InvCoAm                            MASFIP
                                             ------------------------------    ------------------------------
                                                  2000             1999             2000             1999
                                             -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $     875,973          749,076           71,494           94,368
  Variable account fee (notes 2 and 5) ...        (487,644)        (418,634)         (19,312)         (25,186)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............         388,329          330,442           52,182           69,182

  Proceeds from mutual fund shares sold ..       3,389,210        2,348,402        2,145,273        1,087,579
  Cost of mutual fund shares sold ........      (2,004,532)      (1,358,009)      (2,360,352)      (1,126,190)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       1,384,678          990,393         (215,079)         (38,611)
  Change in unrealized gain (loss)
     on investments ......................        (827,278)       9,152,798          292,737         (133,592)
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......         557,400       10,143,191           77,658         (172,203)
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............       1,442,512          926,774             --               --
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       2,388,241       11,400,407          129,840         (103,021)
                                             -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................       7,008,546        7,119,942          325,461          610,373
  Transfers between funds ................      (1,921,684)         162,925         (961,960)          92,454
  Redemptions ............................      (3,696,544)      (4,133,825)        (253,321)        (327,072)
  Adjustments to maintain reserves .......             191            3,311             (438)             415
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........       1,390,509        3,152,353         (890,258)         376,170

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       3,778,750       14,552,760         (760,418)         273,149
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     117,931,178       94,504,873        5,347,888        6,005,900
                                             -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 121,709,928      109,057,633        4,587,470        6,279,049
                                             =============    =============    =============    =============

                                                          MFSGrStk                          MFSGrOpp
                                               ------------------------------    ------------------------------
                                                    2000             1999             2000             1999
                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................              --               --               --               --
  Variable account fee (notes 2 and 5) ...           (91,664)         (71,378)         (92,883)         (76,048)
                                               -------------    -------------    -------------    -------------
     Net investment activity .............           (91,664)         (71,378)         (92,883)         (76,048)

  Proceeds from mutual fund shares sold ..         1,170,226          774,172        1,086,677        1,281,255
  Cost of mutual fund shares sold ........          (664,182)        (490,154)        (657,037)        (862,007)
                                               -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....           506,044          284,018          429,640          419,248
  Change in unrealized gain (loss)
     on investments ......................           314,087        1,814,817          (34,397)         630,081
                                               -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......           820,131        2,098,835          395,243        1,049,329
                                               -------------    -------------    -------------    -------------
  Reinvested capital gains ...............              --               --          1,000,780          481,649
                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           728,467        2,027,457        1,303,140        1,454,930
                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................           546,209          594,356          111,002          128,341
  Transfers between funds ................          (649,213)        (337,915)        (383,797)        (311,345)
  Redemptions ............................          (782,183)        (644,459)        (565,350)        (974,833)
  Adjustments to maintain reserves .......                20              516              352            1,165
                                               -------------    -------------    -------------    -------------
       Net equity transactions ...........          (885,167)        (387,502)        (837,793)      (1,156,672)

NET CHANGE IN CONTRACT OWNERS' EQUITY ....          (156,700)       1,639,955          465,347          298,258
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        23,434,894       17,484,415       23,160,046       19,223,547
                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        23,278,194       19,124,370       23,625,393       19,521,805
                                               =============    =============    =============    =============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       MFSHiInc                        MSIEqGroB
                                             ----------------------------    ----------------------------
                                                  2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    793,338         850,513            --              --
  Variable account fee (notes 2 and 5) ...        (65,355)        (73,987)         (8,069)           (826)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        727,983         776,526          (8,069)           (826)

  Proceeds from mutual fund shares sold ..      6,208,142       7,706,200         452,178         136,282
  Cost of mutual fund shares sold ........     (6,446,217)     (8,246,177)       (384,942)       (126,660)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (238,075)       (539,977)         67,236           9,622
  Change in unrealized gain (loss)
     on investments ......................       (519,578)        666,938          92,702          30,280
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (757,653)        126,961         159,938          39,902
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --              --              --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        (29,670)        903,487         151,869          39,076
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        860,827       1,193,245       1,107,919         253,892
  Transfers between funds ................       (865,762)     (2,195,326)      1,275,051         186,374
  Redemptions ............................       (728,974)       (931,448)       (117,592)         (9,935)
  Adjustments to maintain reserves .......         (1,382)           (283)              1            (150)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........       (735,291)     (1,933,812)      2,265,379         430,181

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (764,961)     (1,030,325)      2,417,248         469,257
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     16,961,997      18,888,749       1,600,549          27,125
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 16,197,036      17,858,424       4,017,797         496,382
                                             ============    ============    ============    ============

                                                        NAATAggr                      NAATCons
                                             ----------------------------    ----------------------------
                                                  2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................         80,061           1,828          30,040          16,531
  Variable account fee (notes 2 and 5) ...        (12,393)         (6,076)         (3,381)         (3,348)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         67,668          (4,248)         26,659          13,183

  Proceeds from mutual fund shares sold ..        287,854         369,529         570,340         724,426
  Cost of mutual fund shares sold ........       (240,367)       (364,908)       (590,668)       (685,707)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         47,487           4,621         (20,328)         38,719
  Change in unrealized gain (loss)
     on investments ......................       (186,519)        164,614         (51,416)        (19,365)
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (139,032)        169,235         (71,744)         19,354
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............        241,722         102,825          69,535          13,965
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        170,358         267,812          24,450          46,502
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      1,380,697       1,115,725         198,717         369,368
  Transfers between funds ................        576,327        (289,321)       (343,611)        409,940
  Redemptions ............................       (281,980)       (125,968)        (66,138)        (38,806)
  Adjustments to maintain reserves .......             (5)            304               3             104
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      1,675,039         700,740        (211,029)        740,606

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      1,845,397         968,552        (186,579)        787,108
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      4,765,912       2,501,100       1,613,342         989,837
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      6,611,309       3,469,652       1,426,763       1,776,945
                                             ============    ============    ============    ============


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       NAATMod                       NAATModAgg
                                             ----------------------------    ----------------------------
                                                  2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $     76,191          14,846          91,228          11,008
  Variable account fee (notes 2 and 5) ...        (13,457)         (7,612)        (15,074)         (7,071)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         62,734           7,234          76,154           3,937

  Proceeds from mutual fund shares sold ..        249,319         381,104         374,644         302,909
  Cost of mutual fund shares sold ........       (219,201)       (364,919)       (325,789)       (285,972)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         30,118          16,185          48,855          16,937
  Change in unrealized gain (loss)
     on investments ......................       (107,435)        109,494        (128,297)        126,752
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......        (77,317)        125,679         (79,442)        143,689
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............        156,889          45,894         194,589          74,776
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................        142,306         178,807         191,301         222,402
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      1,170,703       1,073,717       1,511,138       1,003,200
  Transfers between funds ................         74,590         (62,321)        677,906         (54,721)
  Redemptions ............................       (174,929)        (71,161)       (152,640)        (70,803)
  Adjustments to maintain reserves .......            (44)             74             (15)            228
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........      1,070,320         940,309       2,036,389         877,904

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      1,212,626       1,119,116       2,227,690       1,100,306
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      4,456,909       2,185,401       5,007,185       2,305,950
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $  5,669,535       3,304,517       7,234,875       3,406,256
                                             ============    ============    ============    ============

                                                        NAATModCon                        NWFund
                                               ----------------------------    ----------------------------
                                                    2000            1999            2000            1999
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................           32,443          11,489         736,106         760,012
  Variable account fee (notes 2 and 5) ...           (5,651)         (3,520)       (572,590)       (618,773)
                                               ------------    ------------    ------------    ------------
     Net investment activity .............           26,792           7,969         163,516         141,239

  Proceeds from mutual fund shares sold ..          171,097         639,586      29,074,728      11,154,686
  Cost of mutual fund shares sold ........         (166,531)       (598,801)    (16,914,618)     (5,478,320)
                                               ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....            4,566          40,785      12,160,110       5,676,366
  Change in unrealized gain (loss)
     on investments ......................          (44,247)         (5,184)     (8,103,263)      8,739,767
                                               ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......          (39,681)         35,601       4,056,847      14,416,133
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           71,375          17,005            --              --
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           58,486          60,575       4,220,363      14,557,372
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................          415,346         348,424      20,100,137      31,476,927
  Transfers between funds ................          197,450         152,998     (36,047,004)    (12,432,465)
  Redemptions ............................         (123,990)       (106,530)     (7,922,111)    (10,284,791)
  Adjustments to maintain reserves .......             --               127          (1,659)         13,084
                                               ------------    ------------    ------------    ------------
       Net equity transactions ...........          488,806         395,019     (23,870,637)      8,772,755

NET CHANGE IN CONTRACT OWNERS' EQUITY ....          547,292         455,594     (19,650,274)     23,330,710
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        1,777,612         979,753     203,401,338     194,495,092
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        2,324,904       1,435,347     183,751,064     217,825,802
                                               ============    ============    ============    ============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       NWGroFd                         NWMyMkt
                                             ----------------------------    ----------------------------
                                                 2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $       --              --         2,086,192       1,424,900
  Variable account fee (notes 2 and 5) ...        (32,414)        (34,899)       (216,294)       (182,780)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............        (32,414)        (34,899)      1,869,898       1,242,120

  Proceeds from mutual fund shares sold ..        595,246         578,924     121,219,663      40,707,377
  Cost of mutual fund shares sold ........       (390,136)       (331,332)   (121,219,663)    (40,707,377)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        205,110         247,592            --              --
  Change in unrealized gain (loss)
     on investments ......................       (640,049)        594,310            --              --
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (434,939)        841,902            --              --
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --              --              --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (467,353)        807,003       1,869,898       1,242,120
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        144,208         159,821       5,099,110       3,640,004
  Transfers between funds ................       (455,873)        (67,346)    (23,257,078)      6,714,129
  Redemptions ............................       (161,100)       (558,638)     (8,871,684)     (4,628,029)
  Adjustments to maintain reserves .......            (12)            242          (3,823)         17,989
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........       (472,777)       (465,921)    (27,033,475)      5,744,093

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (940,130)        341,082     (25,163,577)      6,986,213
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      9,136,483       8,603,832      94,355,429      61,394,874
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $  8,196,353       8,944,914      69,191,852      68,381,087
                                             ============    ============    ============    ============

                                                        NWIndxFd                         NSATInc
                                               ----------------------------    ----------------------------
                                                   2000            1999            2000            1999
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................           38,744          14,841           5,599            --
  Variable account fee (notes 2 and 5) ...          (33,475)         (8,133)           (448)           --
                                               ------------    ------------    ------------    ------------
     Net investment activity .............            5,269           6,708           5,151            --

  Proceeds from mutual fund shares sold ..        1,572,162       1,516,556         238,035            --
  Cost of mutual fund shares sold ........       (1,450,025)     (1,420,076)       (238,443)           --
                                               ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....          122,137          96,480            (408)           --
  Change in unrealized gain (loss)
     on investments ......................         (133,991)        222,681           2,311            --
                                               ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......          (11,854)        319,161           1,903            --
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains ...............             --              --              --              --
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           (6,585)        325,869           7,054            --
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        3,838,111       1,956,337          27,410            --
  Transfers between funds ................        1,800,257       2,277,778         308,444            --
  Redemptions ............................         (775,638)       (142,296)        (37,112)           --
  Adjustments to maintain reserves .......             (467)              1            (272)           --
                                               ------------    ------------    ------------    ------------
       Net equity transactions ...........        4,862,263       4,091,820         298,470            --

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        4,855,678       4,417,689         305,524            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        8,266,529         314,488          76,810            --
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       13,122,207       4,732,177         382,334            --
                                               ============    ============    ============    ============


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      NSATSmCo                      NBGuard
                                             --------------------------    --------------------------
                                                2000           1999           2000           1999
                                             -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $     2,260           --           72,202        124,179
  Variable account fee (notes 2 and 5) ...       (23,544)       (10,206)      (134,480)      (149,848)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............       (21,284)       (10,206)       (62,278)       (25,669)

  Proceeds from mutual fund shares sold ..     1,366,208      1,739,882      6,840,633      6,080,665
  Cost of mutual fund shares sold ........      (894,686)    (1,611,791)    (9,985,213)    (6,163,875)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....       471,522        128,091     (3,144,580)       (83,210)
  Change in unrealized gain (loss)
     on investments ......................        (1,774)       136,516      3,627,512      5,335,070
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......       469,748        264,607        482,932      5,251,860
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............          --             --             --             --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       448,464        254,401        420,654      5,226,191
                                             -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................     1,160,551        846,721      2,906,228      4,042,799
  Transfers between funds ................     1,644,762       (315,978)    (4,836,160)    (7,137,355)
  Redemptions ............................      (362,644)      (162,340)    (1,276,234)    (1,896,901)
  Adjustments to maintain reserves .......          (618)         1,007           (186)         1,211
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........     2,442,051        369,410     (3,206,352)    (4,990,246)

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     2,890,515        623,811     (2,785,698)       236,000
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     5,809,092      3,178,896     36,842,910     39,051,746
                                             -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 8,699,607      3,802,707     34,057,212     39,287,746
                                             ===========    ===========    ===========    ===========

                                                        NBPartTr                      OppGlob
                                               --------------------------    --------------------------
                                                  2000           1999           2000           1999
                                               -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................            --             --             --             --
  Variable account fee (notes 2 and 5) ...            (780)          (478)       (31,224)          (885)
                                               -----------    -----------    -----------    -----------
     Net investment activity .............            (780)          (478)       (31,224)          (885)

  Proceeds from mutual fund shares sold ..         196,577        195,708      2,468,936        343,497
  Cost of mutual fund shares sold ........        (213,028)      (177,522)    (2,045,169)      (319,097)
                                               -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....         (16,451)        18,186        423,767         24,400
  Change in unrealized gain (loss)
     on investments ......................          21,582          4,197        169,846         30,216
                                               -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......           5,131         22,383        593,613         54,616
                                               -----------    -----------    -----------    -----------
  Reinvested capital gains ...............            --             --             --             --
                                               -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................           4,351         21,905        562,389         53,731
                                               -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................         111,547         34,782      2,796,473        156,756
  Transfers between funds ................          18,065         82,994      8,742,923        472,926
  Redemptions ............................          (2,098)          (620)      (454,317)       (14,016)
  Adjustments to maintain reserves .......              (3)            (2)          (714)            77
                                               -----------    -----------    -----------    -----------
       Net equity transactions ...........         127,511        117,154     11,084,365        615,743

NET CHANGE IN CONTRACT OWNERS' EQUITY ....         131,862        139,059     11,646,754        669,474
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................         192,411         49,728      4,227,587         12,885
                                               -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....         324,273        188,787     15,874,341        682,359
                                               ===========    ===========    ===========    ===========

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       PrBalI                       PrIntlI
                                             --------------------------    --------------------------
                                                2000           1999           2000           1999
                                             -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $    11,829          4,215          2,335          1,377
  Variable account fee (notes 2 and 5) ...        (2,210)          (882)        (1,119)          (432)
                                             -----------    -----------    -----------    -----------
     Net investment activity .............         9,619          3,333          1,216            945

  Proceeds from mutual fund shares sold ..       322,630         30,732        903,385         44,724
  Cost of mutual fund shares sold ........      (324,690)       (29,169)      (878,524)       (45,117)
                                             -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....        (2,060)         1,563         24,861           (393)
  Change in unrealized gain (loss)
     on investments ......................          (975)        15,035        (38,240)         7,267
                                             -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......        (3,035)        16,598        (13,379)         6,874
                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............          --             --             --             --
                                             -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         6,584         19,931        (12,163)         7,819
                                             -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................       139,523        168,260        130,345         78,728
  Transfers between funds ................       319,987        239,742         24,519        115,163
  Redemptions ............................       (34,107)        (8,002)       (16,776)          (876)
  Adjustments to maintain reserves .......            (5)            (4)           (11)            (3)
                                             -----------    -----------    -----------    -----------
       Net equity transactions ...........       425,398        399,996        138,077        193,012

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       431,982        419,927        125,914        200,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       693,872         71,853        351,462         24,850
                                             -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 1,125,854        491,780        477,376        225,681
                                             ===========    ===========    ===========    ===========

                                                      PrLgCapGrI                    PrLgCapVlI
                                               --------------------------    --------------------------
                                                  2000           1999           2000           1999
                                               -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................            --             --            5,518            666
  Variable account fee (notes 2 and 5) ...          (7,906)        (1,079)        (1,437)          (500)
                                               -----------    -----------    -----------    -----------
     Net investment activity .............          (7,906)        (1,079)         4,081            166

  Proceeds from mutual fund shares sold ..         208,036        113,386      1,328,773        270,247
  Cost of mutual fund shares sold ........        (159,666)      (100,687)    (1,315,709)      (247,534)
                                               -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ....          48,370         12,699         13,064         22,713
  Change in unrealized gain (loss)
     on investments ......................          64,967         49,982          9,365           (261)
                                               -----------    -----------    -----------    -----------
     Net gain (loss) on investments ......         113,337         62,681         22,429         22,452
                                               -----------    -----------    -----------    -----------
  Reinvested capital gains ...............            --             --             --             --
                                               -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         105,431         61,602         26,510         22,618
                                               -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................       1,411,020        368,275        197,191        105,178
  Transfers between funds ................         729,509        432,792          1,359        173,159
  Redemptions ............................        (141,996)        (8,035)       (43,149)        (1,485)
  Adjustments to maintain reserves .......            (126)           286             48             (3)
                                               -----------    -----------    -----------    -----------
       Net equity transactions ...........       1,998,407        793,318        155,449        276,849

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       2,103,838        854,920        181,959        299,467
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       2,469,759         82,384        498,659         38,285
                                               -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       4,573,597        937,304        680,618        337,752
                                               ===========    ===========    ===========    ===========


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       PrSmCapI                        PutIntGro
                                             ----------------------------    ----------------------------
                                                 2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $       --               682            --              --
  Variable account fee (notes 2 and 5) ...         (2,885)           (746)           (166)           --
                                             ------------    ------------    ------------    ------------
     Net investment activity .............         (2,885)            (64)           (166)           --

  Proceeds from mutual fund shares sold ..        311,614         167,636       2,693,037            --
  Cost of mutual fund shares sold ........       (247,426)       (165,455)     (2,672,162)           --
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....         64,188           2,181          20,875            --
  Change in unrealized gain (loss)
     on investments ......................        (38,906)         32,114             358            --
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......         25,282          34,295          21,233            --
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --              --              --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................         22,397          34,231          21,067            --
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................        278,797         162,625          43,933            --
  Transfers between funds ................        179,326         235,211         476,398            --
  Redemptions ............................        (37,338)         (5,339)           (769)           --
  Adjustments to maintain reserves .......            (22)           (105)         10,997            --
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........        420,763         392,392         530,559            --

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        443,160         426,623         551,626            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        823,363          75,762            --              --
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $  1,266,523         502,385         551,626            --
                                             ============    ============    ============    ============

                                                         PutInvFd                        PutVoyFd
                                               ----------------------------    ----------------------------
                                                   2000            1999            2000            1999
                                               ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................             --              --              --              --
  Variable account fee (notes 2 and 5) ...         (667,488)       (546,656)     (1,981,972)     (1,198,863)
                                               ------------    ------------    ------------    ------------
     Net investment activity .............         (667,488)       (546,656)     (1,981,972)     (1,198,863)

  Proceeds from mutual fund shares sold ..        7,150,435       7,751,366       4,569,654       7,466,900
  Cost of mutual fund shares sold ........       (3,276,420)     (4,037,191)     (1,715,309)     (3,653,005)
                                               ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....        3,874,015       3,714,175       2,854,345       3,813,895
  Change in unrealized gain (loss)
     on investments ......................       (8,151,366)      9,012,934       1,281,414      35,901,921
                                               ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......       (4,277,351)     12,727,109       4,135,759      39,715,816
                                               ------------    ------------    ------------    ------------
  Reinvested capital gains ...............             --              --              --              --
                                               ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................       (4,944,839)     12,180,453       2,153,787      38,516,953
                                               ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................       12,946,255      14,731,478      34,022,853      24,884,411
  Transfers between funds ................       (6,417,800)      3,654,573      17,889,740      (7,944,893)
  Redemptions ............................       (5,627,253)     (7,052,633)    (14,392,067)    (11,843,111)
  Adjustments to maintain reserves .......           (2,167)          2,129          (4,660)          7,988
                                               ------------    ------------    ------------    ------------
       Net equity transactions ...........          899,035      11,335,547      37,515,866       5,104,395

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (4,045,804)     23,516,442      39,669,653      43,621,566
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      173,490,690     123,169,328     462,519,886     278,412,506
                                               ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....      169,444,886     146,685,770     502,189,539     322,034,072
                                               ============    ============    ============    ============

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                        SEI500Ix                         SelGroFd
                                             ------------------------------    ------------------------------
                                                 2000             1999             2000             1999
                                             -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $     433,419          721,374             --               --
  Variable account fee (notes 2 and 5) ...        (771,957)        (586,535)         (81,596)         (59,566)
                                             -------------    -------------    -------------    -------------
     Net investment activity .............        (338,538)         134,839          (81,596)         (59,566)

  Proceeds from mutual fund shares sold ..      10,175,943        4,605,106          608,894        1,043,975
  Cost of mutual fund shares sold ........      (5,806,680)      (2,780,161)        (375,706)        (734,180)
                                             -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....       4,369,263        1,824,945          233,188          309,795
  Change in unrealized gain (loss)
     on investments ......................      (5,807,034)      14,495,422        2,027,895        1,122,894
                                             -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......      (1,437,771)      16,320,367        2,261,083        1,432,689
                                             -------------    -------------    -------------    -------------
  Reinvested capital gains ...............            --               --               --               --
                                             -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................      (1,776,309)      16,455,206        2,179,487        1,373,123
                                             -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      25,825,422       23,049,930        1,394,050        1,197,894
  Transfers between funds ................     (10,312,394)       6,573,016          798,075         (120,915)
  Redemptions ............................      (8,821,346)      (6,777,718)        (532,159)        (567,680)
  Adjustments to maintain reserves .......          (6,022)           3,589               87              112
                                             -------------    -------------    -------------    -------------
       Net equity transactions ...........       6,685,660       22,848,817        1,660,053          509,411

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       4,909,351       39,304,605        3,839,540        1,882,534
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     195,373,429      125,708,542       19,339,122       14,140,971
                                             -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 200,282,780      165,013,147       23,178,662       16,023,505
                                             =============    =============    =============    =============

                                                         AIMTreas                          TRIntStk
                                              ------------------------------    ------------------------------
                                                  2000             1999             2000             1999
                                              -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................          300,039          157,138             --               --
  Variable account fee (notes 2 and 5) ...          (40,252)         (26,340)        (168,108)        (129,394)
                                              -------------    -------------    -------------    -------------
     Net investment activity .............          259,787          130,798         (168,108)        (129,394)

  Proceeds from mutual fund shares sold ..       93,790,645       19,876,541       18,505,417       28,647,168
  Cost of mutual fund shares sold ........      (93,790,646)     (19,876,542)     (15,495,591)     (26,646,562)
                                              -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ....               (1)              (1)       3,009,826        2,000,606
  Change in unrealized gain (loss)
     on investments ......................             --               --         (4,626,140)        (434,460)
                                              -------------    -------------    -------------    -------------
     Net gain (loss) on investments ......               (1)              (1)      (1,616,314)       1,566,146
                                              -------------    -------------    -------------    -------------
  Reinvested capital gains ...............             --                758             --               --
                                              -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................          259,786          131,555       (1,784,422)       1,436,752
                                              -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................          691,106          341,133        3,245,529        3,032,840
  Transfers between funds ................        1,379,213        1,291,247          (96,748)      (1,637,670)
  Redemptions ............................       (1,031,518)        (684,737)      (1,454,108)      (1,463,377)
  Adjustments to maintain reserves .......             (796)            (465)             186              399
                                              -------------    -------------    -------------    -------------
       Net equity transactions ...........        1,038,005          947,178        1,694,859          (67,808)

NET CHANGE IN CONTRACT OWNERS' EQUITY ....        1,297,791        1,078,733          (89,563)       1,369,026
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       10,599,307        6,222,259       43,688,772       33,439,363
                                              -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....       11,897,098        7,300,992       43,599,209       34,808,389
                                              =============    =============    =============    =============


                                                                     (Continued)

NACO VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       TemForFd                        WPEmGro
                                             ----------------------------    ----------------------------
                                                 2000            1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $       --              --              --              --
  Variable account fee (notes 2 and 5) ...       (164,084)       (134,246)         (8,415)           (798)
                                             ------------    ------------    ------------    ------------
     Net investment activity .............       (164,084)       (134,246)         (8,415)           (798)

  Proceeds from mutual fund shares sold ..      7,727,651      14,551,539       1,374,546         529,133
  Cost of mutual fund shares sold ........     (8,383,660)    (15,753,171)     (1,326,036)       (516,336)
                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....       (656,009)     (1,201,632)         48,510          12,797
  Change in unrealized gain (loss)
     on investments ......................     (2,281,707)     10,123,926        (305,462)         29,011
                                             ------------    ------------    ------------    ------------
     Net gain (loss) on investments ......     (2,937,716)      8,922,294        (256,952)         41,808
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains ...............           --              --              --              --
                                             ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations .....................     (3,101,800)      8,788,048        (265,367)         41,010
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .....................      3,955,661       3,744,424         842,715         119,389
  Transfers between funds ................     (3,433,757)     (3,439,534)      3,054,898         416,268
  Redemptions ............................     (1,600,501)     (1,789,175)        (97,783)        (21,574)
  Adjustments to maintain reserves .......           (410)          5,338             (24)            (30)
                                             ------------    ------------    ------------    ------------
       Net equity transactions ...........     (1,079,007)     (1,478,947)      3,799,806         514,053

NET CHANGE IN CONTRACT OWNERS' EQUITY ....     (4,180,807)      7,309,184       3,534,439         555,063
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................     57,563,472      41,645,492         989,258          21,567
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $ 53,382,665      48,954,676       4,523,697         576,630
                                             ============    ============    ============    ============


See accompanying notes to financial statements.

                             NACO VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:
              American Century Growth Fund - Investor Class (ACGrI)
                (not available for contracts issued on or after May 1, 1997)
              American Century Income & Growth Fund - Investor Class (ACIncGro) American Century International Discovery Fund - Investor Class (ACIntlDisc)
              American Century Ultra Fund - Investor Class (ACUltra)
              American Century Value Fund - Investor Class (ACValue)
              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning July 1,
                1994)
              Brown Capital Management - Small Company Fund (BrnCapSmCo)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
              The Dreyfus Premier Third Century Fund, Inc. - Class Z (DryPrm3CZ) Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (not available for contracts issued on or after October 1, 1993)
              Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
              Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares (FedUSGvt)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)
              Fidelity Contrafund (FidContr)
                (not available for contracts issued on or after June 30, 1998)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
                (not available for contracts issued on or after October 1, 1997)
              Fidelity OTC Portfolio (FidOTC)
              Fidelity Puritan(R) Fund (FidPurtn)
              INVESCO Dynamics Fund, Inc. - Investor Class (InvDynam)
              INVESCO Total Return Fund - Investor Class (InvTotRet)

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning July 1,
              1994)
              MAS Funds - Fixed Income Portfolio - Institutional Shares (MASFIP) Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
                (not available for contracts issued on or after May 1, 1997)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              Morgan Stanley Dean Witter Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
              Portfolios of the Nationwide Asset Allocation Trust (NAAT)
                (managed for a fee by an affiliated investment advisor)
                  NAAT - The Aggressive Portfolio (NAATAggr)
                  NAAT - The Conservative Portfolio (NAATCons)
                  NAAT - The Moderate Portfolio (NAATMod)
                  NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
                  NAAT - The Moderately Conservative Portfolio (NAATModCon)
              Nationwide(R) Mutual Funds
                (managed for a fee by an affiliated investment advisor)
                  Nationwide(R) Fund - Class D (NWFund)
                  Nationwide(R) Growth Fund - Class D (NWGroFd)
                    (not available for contracts issued on or after October 1,
                  1993)
                  Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt) Nationwide(R) S&P 500 Index Fund - Institutional Service Class (NWIndxFd)
                  Prestige Balanced Fund - Institutional Service Class (PrBalI) Prestige International Fund - Institutional Service Class (PrIntlI)
                  Prestige Large Cap Growth Fund - Institutional Service Class (PrLgCapGrI)
                  Prestige Large Cap Value Fund - Institutional Service Class (PrLgCapVlI)
                  Prestige Small Cap Fund - Institutional Service Class
                  (PrSmCapI)
              Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
                (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo) (managed for a fee by an affiliated investment advisor)
              Neuberger Berman Equity Funds(R) - Guardian Fund (NBGuard) Neuberger Berman Equity Trust(R) - Partners Trust (NBPartTr) Oppenheimer Global Fund - Class A (OppGlob)
              Putnam International Growth Fund - Class A (PutIntGro)
              Putnam Investors Fund - Class A (PutInvFd)
              Putnam Voyager Fund - Class A (PutVoyFd)
              SEI Index Funds - S&P 500 Index Portfolio - Class E (SEI500Ix) Seligman Growth Fund, Inc. - Class A (SelGroFd)
              Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
              T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
              Templeton Foreign Fund - Class A (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         All of the above funds were being utilized as of June 30, 2000.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively. The administration charge was based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                                 Expense                                         Administration
                                  Tier                Assets (Millions)              Charge
                                ---------             -----------------          --------------
                                    I                     Up to $10                   .45%
                                   II                  Over $10 to $25                .40%
                                   III                 Over $25 to $50                .30%
                                   IV                 Over $50 to $150                .20%
                                    V                     Over $150                   .15%

     The administration charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNER'S EQUITY

     The following is a summary of contract owners' equity at June 30, 2000.

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     American Century
        Growth Fund - Investor Class ..........    0.95%    5,042,742                 11.207594    56,517,005          6%
                                                   0.90%    2,775,413                 11.230948    31,170,519          6%
                                                   0.80%    3,020,232                 11.277802    34,061,578          6%
                                                   0.65%    1,796,713                 11.342785    20,379,729          6%
                                                   0.60%       75,049                 11.273205       846,043          6%
                                                   0.50%      686,611                 11.292022     7,753,227          6%
                                                   0.40%    2,101,005                 11.402108    23,955,886          6%

     American Century Income &
        Growth Fund - Investor Class ..........    0.95%       31,770                  1.230876        39,105         (4)%
                                                   0.80%    5,715,737                  1.233884     7,052,556         (4)%
                                                   0.70%    2,269,236                  1.235894     2,804,535         (4)%
                                                   0.55%    2,603,143                  1.238915     3,225,073         (4)%
                                                   0.40%    1,367,883                  1.241943     1,698,833         (4)%
                                                   0.25%      322,247                  1.244979       401,191         (4)%
                                                   0.20%      175,606                  1.242492       218,189         (4)%
                                                   0.15%    2,156,171                  1.247006     2,688,758         (4)%

     American Century International
        Discovery Fund - Investor Class .......    0.95%        9,678                  2.048104        19,822          1%
                                                   0.80%    6,502,495                  2.053104    13,350,298          1%
                                                   0.70%    3,674,694                  2.056444     7,556,802          1%
                                                   0.55%    3,757,387                  2.061465     7,745,722          1%
                                                   0.40%    3,177,540                  2.066497     6,566,377          1%
                                                   0.25%      534,869                  2.071542     1,108,004          2%
                                                   0.20%      222,911                  2.067414       460,849          1%
                                                   0.15%    7,360,238                  2.074912    15,271,846          2%

     American Century Ultra Fund -
        Investor Class ........................    0.95%   62,925,150                  3.105987   195,444,698         (4)%
                                                   0.90%   28,771,423                  3.112460    89,549,903         (4)%
                                                   0.80%   27,822,969                  3.125445    86,959,159         (4)%
                                                   0.65%   16,563,543                  3.143456    52,066,769         (4)%
                                                   0.60%    1,424,185                  3.124172     4,449,399         (4)%
                                                   0.50%    6,024,320                  3.129387    18,852,429         (4)%
                                                   0.40%   26,774,833                  3.159898    84,605,741         (4)%

     American Century Value Fund -
        Investor Class ........................    0.80%       19,295                  0.972256        18,760         (3)%(a)
                                                   0.70%           18                  0.972415            18         (3)%(a)
                                                   0.55%       57,510                  0.972654        55,937         (3)%(a)
                                                   0.40%        1,270                  0.972893         1,236         (3)%(a)
                                                   0.25%            3                  0.973132             3         (3)%(a)
                                                   0.15%        4,454                  0.973291         4,335         (3)%(a)

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     The Bond Fund of America(SM), Inc. .......    0.95%    2,380,611                  2.499123     5,949,440          2%
                                                   0.90%    1,313,242                  2.504401     3,288,885          2%
                                                   0.80%    1,015,674                  2.514982     2,554,402          2%
                                                   0.65%      721,012                  2.529646     1,823,905          2%
                                                   0.60%       25,776                  2.514032        64,802          2%
                                                   0.50%      222,401                  2.518298       560,072          2%
                                                   0.40%      797,411                  2.543084     2,027,883          2%

     Brown Capital Management
        Small Company Fund ....................    0.80%      560,256                  1.483240       830,994         11%
                                                   0.70%      450,739                  1.484745       669,232         11%
                                                   0.55%      369,370                  1.487006       549,255         11%
                                                   0.40%      277,960                  1.489270       413,957         11%
                                                   0.25%       44,400                  1.491537        66,224         11%
                                                   0.20%       18,189                  1.489927        27,100         11%
                                                   0.15%      848,718                  1.493050     1,267,178         12%

     Dreyfus Appreciation Fund, Inc. ..........    0.95%       20,355                  1.213074        24,692          3%
                                                   0.80%    1,708,972                  1.216040     2,078,178          3%
                                                   0.70%      981,320                  1.218020     1,195,267          3%
                                                   0.55%      673,537                  1.220998       822,387          3%
                                                   0.40%      418,835                  1.223982       512,647          3%
                                                   0.25%       83,705                  1.226974       102,704          3%
                                                   0.20%       53,866                  1.224522        65,960          3%
                                                   0.15%      829,569                  1.228972     1,019,517          4%

     Dreyfus Premier Midcap Stock -
        Class A ...............................    0.95%        6,036                  1.320092         7,968          6%
                                                   0.80%      766,636                  1.323320     1,014,505          6%
                                                   0.70%      283,505                  1.325476       375,779          6%
                                                   0.55%      206,100                  1.328717       273,849          7%
                                                   0.40%      299,456                  1.331966       398,865          7%
                                                   0.25%       10,044                  1.335223        13,411          7%
                                                   0.20%        9,102                  1.332555        12,129          7%
                                                   0.15%      383,229                  1.337398       512,530          7%

     The Dreyfus Premier Third Century
        Fund, Inc. - Class Z ..................    0.95%       10,343                  5.944873        61,488          1%
                                                   0.80%    6,309,185                  5.982113    37,742,258          1%
                                                   0.70%    3,095,345                  6.007070    18,593,954          1%
                                                   0.55%    2,865,919                  5.984668    17,151,574          1%
                                                   0.40%    1,427,360                  5.999660     8,563,675          2%
                                                   0.25%      297,259                  6.014689     1,787,920          2%
                                                   0.20%      417,560                  6.002309     2,506,324          7%
                                                   0.15%    2,361,745                  6.079690    14,358,677          2%

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------

     Evergreen Income And Growth Fund -
        Class Y ...............................    0.95%      381,505                  2.639052     1,006,812         (4)%
                                                   0.90%      201,208                  2.644553       532,105         (4)%
                                                   0.80%      143,315                  2.655591       380,586         (4)%
                                                   0.65%       69,568                  2.670901       185,809         (4)%
                                                   0.60%        1,466                  2.654514         3,892         (4)%
                                                   0.50%       71,054                  2.658949       188,929         (4)%
                                                   0.40%      171,956                  2.684883       461,682         (4)%

     Federated Investment Series Fund,
        Inc. - Federated Bond Fund -
        Class F ...............................    0.95%           24                  0.993217            24          1%
                                                   0.80%      260,531                  0.995647       259,397          1%
                                                   0.70%       47,446                  0.997270        47,316          1%
                                                   0.55%       94,157                  0.999710        94,130          1%
                                                   0.40%       14,941                  1.002155        14,973          1%
                                                   0.25%        6,360                  1.004607         6,389          1%
                                                   0.15%       33,823                  1.006245        34,034          1%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares ..................    0.95%    2,078,342                  1.411566     2,933,717          3%
                                                   0.90%    1,174,336                  1.414537     1,661,142          3%
                                                   0.80%      563,764                  1.420494       800,823          3%
                                                   0.65%      573,278                  1.428747       819,069          3%
                                                   0.60%        9,097                  1.420303        12,920          3%
                                                   0.50%      281,799                  1.422803       400,944          3%
                                                   0.40%      685,273                  1.436268       984,236          3%

     Fidelity Advisor Growth
        Opportunities Fund - Class A ..........    0.95%       26,151                  1.068578        27,944         (5)%
                                                   0.80%    1,313,440                  1.071191     1,406,945         (5)%
                                                   0.70%      468,820                  1.072937       503,014         (5)%
                                                   0.55%      422,610                  1.075562       454,543         (5)%
                                                   0.40%      299,023                  1.078192       322,404         (5)%
                                                   0.25%       37,687                  1.080829        40,733         (5)%
                                                   0.20%       14,966                  1.078668        16,143         (5)%
                                                   0.15%      361,073                  1.082591       390,894         (4)%

     Fidelity Advisor High Yield Fund -
        Class T ...............................    0.95%        7,504                  1.090494         8,183         (5)%
                                                   0.80%      380,937                  1.093248       416,459         (4)%
                                                   0.70%      154,897                  1.095086       169,626         (4)%
                                                   0.55%      484,664                  1.097845       532,086         (4)%
                                                   0.40%      234,191                  1.100607       257,752         (4)%
                                                   0.25%          611                  1.103372           674         (4)%
                                                   0.20%        5,078                  1.101343         5,593         (4)%
                                                   0.15%      112,762                  1.105217       124,626         (4)%

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     Fidelity Capital & Income Fund ...........    0.95%      111,308                  5.367751       597,474         (1)%
                                                   0.90%       83,421                  5.379050       448,726         (1)%
                                                   0.80%       43,173                  5.401703       233,208         (1)%
                                                   0.65%       85,579                  5.433087       464,958         (1)%
                                                   0.60%           10                  5.400975            54         (1)%
                                                   0.50%       61,748                  5.410484       334,087         (1)%
                                                   0.40%       49,307                  5.461686       269,299         (1)%

     Fidelity Contrafund ......................    0.95%   77,520,593                  3.066869   237,745,504         (2)%
                                                   0.90%   37,068,889                  3.073261   113,922,371         (2)%
                                                   0.80%   30,679,253                  3.086085    94,678,782         (2)%
                                                   0.65%   19,456,444                  3.103872    60,390,312         (2)%
                                                   0.60%    2,287,869                  3.084831     7,057,689         (2)%
                                                   0.50%    6,774,210                  3.089982    20,932,187         (2)%
                                                   0.40%   22,467,903                  3.120112    70,102,374         (2)%

     Fidelity Equity-Income Fund ..............    0.95%   14,981,542                  7.928217   118,776,916         (3)%
                                                   0.90%    8,281,037                  7.944743    65,790,711         (3)%
                                                   0.80%    5,981,512                  7.977897    47,719,889         (3)%
                                                   0.65%    4,907,471                  8.023885    39,376,983         (3)%
                                                   0.60%      253,102                  7.974674     2,018,406         (3)%
                                                   0.50%    1,566,871                  7.987998    12,516,162         (3)%
                                                   0.40%    5,503,778                  8.065891    44,392,873         (3)%

     Fidelity Magellan(R) Fund ................    0.95%   32,257,159                  2.942332    94,911,271          0%
                                                   0.90%   15,683,819                  2.948463    46,243,160          0%
                                                   0.80%   13,961,906                  2.960764    41,337,909          0%
                                                   0.65%    8,413,674                  2.977824    25,054,440          0%
                                                   0.60%      929,284                  2.959560     2,750,272          0%
                                                   0.50%    3,144,918                  2.964501     9,323,113          0%
                                                   0.40%    8,649,529                  2.993402    25,891,517          1%

     Fidelity OTC Portfolio ...................    0.95%   15,686,747                  4.606949    72,268,043          6%
                                                   0.90%    9,391,297                  4.616549    43,355,383          6%
                                                   0.80%    8,601,905                  4.635809    39,876,789          6%
                                                   0.65%    5,417,263                  4.662522    25,258,108          6%
                                                   0.60%      440,060                  4.633911     2,039,199          6%
                                                   0.50%    1,469,892                  4.641643     6,822,714          6%
                                                   0.40%   10,474,450                  4.686903    49,092,731          6%

     Fidelity Puritan(R) Fund .................    0.95%    9,397,702                  1.879284    17,660,951          0%
                                                   0.90%    4,715,854                  1.883201     8,880,901          0%
                                                   0.80%    3,325,356                  1.891060     6,288,448          0%
                                                   0.65%    1,606,044                  1.901961     3,054,633          0%
                                                   0.60%      139,561                  1.890296       263,812          0%
                                                   0.50%      644,288                  1.893454     1,219,930          0%
                                                   0.40%    1,852,404                  1.911917     3,541,643          0%

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------

     INVESCO Dynamics Fund, Inc. -
        Investor Class ........................    0.95%       61,159                  2.218011       135,651         11%
                                                   0.80%   11,978,077                  2.223429    26,632,404         11%
                                                   0.70%    6,152,814                  2.227049    13,702,618         11%
                                                   0.55%    6,510,641                  2.232489    14,534,934         11%
                                                   0.40%    5,146,749                  2.237943    11,518,131         11%
                                                   0.25%      911,998                  2.243410     2,045,985         12%
                                                   0.20%      525,774                  2.238931     1,177,172         12%
                                                   0.15%    9,233,125                  2.247062    20,747,404         12%

     INVESCO Total Return Fund -
        Investor Class ........................    0.95%        3,343                  0.945016         3,159         (6)%
                                                   0.80%      502,616                  0.947327       476,142         (5)%
                                                   0.70%      277,520                  0.948871       263,331         (5)%
                                                   0.55%      284,495                  0.951192       270,609         (5)%
                                                   0.40%      176,254                  0.953519       168,062         (5)%
                                                   0.25%          594                  0.955851           568         (5)%
                                                   0.20%        3,753                  0.953941         3,580         (5)%
                                                   0.15%      327,598                  0.957409       313,645         (5)%

     The Investment Company of America(R) .....    0.95%   14,977,291                  3.265902    48,914,365          2%
                                                   0.90%    7,633,169                  3.272708    24,981,133          2%
                                                   0.80%    6,454,655                  3.286362    21,212,333          2%
                                                   0.65%    3,098,162                  3.305300    10,240,355          2%
                                                   0.60%      203,613                  3.285030       668,875          2%
                                                   0.50%    1,145,384                  3.290516     3,768,904          2%
                                                   0.40%    3,588,750                  3.322595    11,923,963          2%

     MAS Funds-Fixed Income Portfolio .........    0.95%    1,377,058                  1.428935     1,967,726          3%
                                                   0.90%      622,697                  1.431914       891,649          3%
                                                   0.80%      385,983                  1.437893       555,002          3%
                                                   0.65%      204,528                  1.446185       295,785          3%
                                                   0.60%       44,755                  1.437312        64,327          3%
                                                   0.50%       84,314                  1.439714       121,388          3%
                                                   0.40%      475,728                  1.453758       691,593          3%

     Massachusetts Investors Growth
        Stock Fund - Class A ..................    0.95%      248,928                 31.364765     7,807,568          3%
                                                   0.90%      140,524                 31.430118     4,416,686          3%
                                                   0.80%      122,731                 31.561233     3,873,542          3%
                                                   0.65%       86,850                 31.743081     2,756,887          3%
                                                   0.60%        2,886                 31.548392        91,049          3%
                                                   0.50%       26,821                 31.601054       847,572          3%
                                                   0.40%      109,213                 31.909109     3,484,890          3%

     MFS(R)Growth Opportunities Fund -
        Class A ...............................    0.95%      572,271                 16.048271     9,183,960          6%
                                                   0.90%      294,947                 16.081721     4,743,255          6%
                                                   0.80%      151,302                 16.148830     2,443,350          6%
                                                   0.65%      234,490                 16.241905     3,808,564          6%
                                                   0.60%       10,185                 16.142238       164,409          6%
                                                   0.50%       27,501                 16.169186       444,669          6%
                                                   0.40%      173,774                 16.326875     2,837,186          6%

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     MFS(R) High Income Fund - Class A ........    0.95%      969,506                  6.524070     6,325,125          0%
                                                   0.90%      470,515                  6.537804     3,076,135          0%
                                                   0.80%      347,073                  6.565336     2,278,651          0%
                                                   0.65%      285,172                  6.603480     1,883,128          0%
                                                   0.60%       12,809                  6.564451        84,084          0%
                                                   0.50%       64,462                  6.576008       423,903          0%
                                                   0.40%      320,267                  6.638241     2,126,010          0%

     Morgan Stanley Dean Witter
        Institutional Fund - Equity
        Growth Portfolio - Class B ............    0.95%       18,597                  1.614376        30,023          6%
                                                   0.80%      907,104                  1.618321     1,467,985          6%
                                                   0.70%      326,990                  1.620955       530,036          6%
                                                   0.55%      321,693                  1.624915       522,724          6%
                                                   0.40%      384,724                  1.628885       626,671          6%
                                                   0.25%       56,998                  1.632864        93,070          6%
                                                   0.20%       40,454                  1.629604        65,924          6%
                                                   0.15%      416,603                  1.635523       681,364          6%

     NAAT - The Aggressive Portfolio ..........    0.95%       11,917                  1.452896        17,314          3%
                                                   0.70%    1,731,100                  1.461791     2,530,506          3%
                                                   0.60%      654,387                  1.461406       956,325          3%
                                                   0.45%      407,645                  1.465068       597,228          3%
                                                   0.25%      696,016                  1.469965     1,023,119          3%
                                                   0.10%       44,798                  1.473649        66,017          3%
                                                   0.00%      957,688                  1.483573     1,420,800          3%

     NAAT - The Conservative Portfolio ........    0.70%      383,841                  1.167692       448,208          2%
                                                   0.60%      129,404                  1.167387       151,065          2%
                                                   0.45%      494,393                  1.170314       578,595          2%
                                                   0.25%       63,860                  1.174228        74,986          2%
                                                   0.10%        9,423                  1.177172        11,092          2%
                                                   0.00%      137,387                  1.185097       162,817          2%

     NAAT - The Moderate Portfolio ............    0.95%        2,974                  1.332415         3,963          2%
                                                   0.70%    2,287,960                  1.340572     3,067,175          3%
                                                   0.60%      655,095                  1.340220       877,971          3%
                                                   0.45%      291,597                  1.343579       391,784          3%
                                                   0.25%      310,807                  1.348071       418,990          3%
                                                   0.10%      115,805                  1.351450       156,505          3%
                                                   0.00%      553,561                  1.360549       753,147          3%

     NAAT - The Moderately
        Aggressive Portfolio ..................    0.95%        6,561                  1.385645         9,091          3%
                                                   0.70%    2,303,113                  1.394128     3,210,834          3%
                                                   0.60%      832,246                  1.393762     1,159,953          3%
                                                   0.45%      497,728                  1.397255       695,453          3%
                                                   0.25%      720,312                  1.401926     1,009,824          3%
                                                   0.10%       68,234                  1.405439        95,899          3%
                                                   0.00%      744,801                  1.414903     1,053,821          3%

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     NAAT - The Moderately
        Conservative Portfolio ................    0.70%      756,538                  1.262856       955,399          2%
                                                   0.60%      225,229                  1.262526       284,357          2%
                                                   0.45%      496,910                  1.265690       628,934          2%
                                                   0.25%      132,624                  1.269922       168,422          3%
                                                   0.10%       12,891                  1.273106        16,412          3%
                                                   0.00%      211,738                  1.281677       271,380          3%

     Nationwide(R) Fund - Class D .............    0.95%          600                 27.124297        16,275          3%
                                                   0.80%    2,996,808                 27.294242    81,795,603          3%
                                                   0.70%    1,240,293                 27.408129    33,994,111          3%
                                                   0.55%      966,800                 27.306066    26,399,505          3%
                                                   0.40%      606,295                 27.374542    16,597,048          3%
                                                   0.25%       83,779                 27.443189     2,299,163          3%
                                                   0.20%       93,771                 27.386632     2,568,072          3%
                                                   0.15%      723,918                 27.739726    20,081,287          3%

     Nationwide(R) Growth Fund - Class D ......    0.95%      539,495                  5.180923     2,795,082         (5)%
                                                   0.90%      321,774                  5.191721     1,670,561         (5)%
                                                   0.80%      352,890                  5.213386     1,839,752         (5)%
                                                   0.65%       89,992                  5.243434       471,867         (5)%
                                                   0.60%       11,832                  5.211271        61,660         (5)%
                                                   0.50%       29,488                  5.219974       153,927         (5)%
                                                   0.40%      228,331                  5.270874     1,203,504         (5)%

     Nationwide(R) Money Market Fund -
        Prime Shares ..........................    0.95%       46,998                  3.315175       155,807          2%
                                                   0.80%    6,581,088                  3.336144    21,955,457          2%
                                                   0.70%    3,226,899                  3.350179    10,810,689          2%
                                                   0.55%    3,015,557                  3.338631    10,067,832          2%
                                                   0.40%    3,734,858                  3.373191    12,598,389          3%
                                                   0.25%      725,150                  3.356268     2,433,798          3%
                                                   0.20%       77,454                  3.375447       261,442          1%
                                                   0.15%    3,244,476                  3.362157    10,908,438          3%

     Nationwide(R) S&P 500 Index Fund -
        Institutional Service Class ...........    0.95%       50,204                  1.282214        64,372         (1)%
                                                   0.80%    4,376,747                  1.285348     5,625,643         (1)%
                                                   0.70%    1,645,431                  1.287441     2,118,395         (1)%
                                                   0.55%    1,765,659                  1.290588     2,278,738         (1)%
                                                   0.40%      692,594                  1.293742       896,038         (1)%
                                                   0.25%      140,605                  1.296904       182,351         (1)%
                                                   0.20%      128,285                  1.294314       166,041         (1)%
                                                   0.15%    1,378,450                  1.299016     1,790,629         (1)%

     Nationwide(R) SAT - Income Fund ..........    0.80%      153,256                  1.036934       158,916          3%
                                                   0.70%       10,550                  1.037988        10,951          3%
                                                   0.55%       28,870                  1.039569        30,012          3%
                                                   0.40%        9,274                  1.041153         9,656          3%
                                                   0.20%           18                  1.041614            19          3%
                                                   0.15%      165,530                  1.043798       172,780          3%

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     Nationwide(R) SAT -
        Small Company Fund ....................    0.95%        4,482                  1.469799         6,588          7%
                                                   0.80%    2,168,154                  1.475666     3,199,471          7%
                                                   0.70%    1,010,876                  1.479589     1,495,681          7%
                                                   0.55%    1,054,365                  1.479640     1,560,081          7%
                                                   0.40%    1,096,076                  1.489309     1,632,396          7%
                                                   0.25%       32,159                  1.487064        47,822          7%
                                                   0.20%       39,812                  1.489968        59,319          3%
                                                   0.15%      468,766                  1.489546       698,249          8%

     Neuberger Berman Equity Funds(R)-
        Guardian Fund .........................    0.95%    7,073,307                  1.880544    13,301,665          1%
                                                   0.90%    3,241,511                  1.884465     6,108,514          1%
                                                   0.80%    2,915,020                  1.892330     5,516,180          1%
                                                   0.65%    1,395,788                  1.903240     2,656,520          1%
                                                   0.60%       82,762                  1.891561       156,549          1%
                                                   0.50%      310,042                  1.894720       587,443          1%
                                                   0.40%    2,995,154                  1.913204     5,730,341          1%

     Neuberger Berman Equity Trust(R)-
        Partners Trust ........................    0.95%        1,847                  1.097936         2,028         (1)%
                                                   0.80%      168,404                  1.100621       185,349         (1)%
                                                   0.70%       22,545                  1.102414        24,854         (1)%
                                                   0.55%       19,905                  1.105110        21,997         (1)%
                                                   0.40%       62,799                  1.107813        69,570         (1)%
                                                   0.25%          236                  1.110522           262         (1)%
                                                   0.15%       18,172                  1.112331        20,213         (1)%

     Oppenheimer Global Fund -
        Class A ...............................    0.95%       20,728                  1.896942        39,320          9%
                                                   0.80%    2,515,949                  1.901575     4,784,266          9%
                                                   0.70%    1,417,949                  1.904670     2,700,725          9%
                                                   0.55%    1,397,295                  1.909322     2,667,886          9%
                                                   0.40%    1,046,924                  1.913985     2,003,797         10%
                                                   0.25%      149,457                  1.918659       286,757         10%
                                                   0.20%      103,066                  1.914831       197,354         10%
                                                   0.15%    1,662,122                  1.921782     3,194,236         10%

     Prestige Balanced Fund -
        Institutional Service Class ...........    0.95%           64                  1.156829            74          1%
                                                   0.70%      356,182                  1.161547       413,722          1%
                                                   0.60%      220,935                  1.163440       257,045          1%
                                                   0.45%      137,485                  1.166284       160,347          1%
                                                   0.25%       65,992                  1.170087        77,216          1%
                                                   0.10%      113,273                  1.172948       132,863          1%
                                                   0.00%       71,998                  1.174859        84,587          1%

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     Prestige International Fund -
        Institutional Service Class ...........    0.95%        1,306                  1.246462         1,628         (5)%
                                                   0.70%      148,517                  1.251545       185,876         (5)%
                                                   0.60%       91,078                  1.253584       114,174         (5)%
                                                   0.55%        4,124                  1.254605         5,174         (5)%
                                                   0.45%       59,174                  1.256649        74,361         (5)%
                                                   0.25%       44,998                  1.260748        56,731         (5)%
                                                   0.10%       19,609                  1.263830        24,782         (5)%
                                                   0.00%       11,573                  1.265889        14,650         (5)%

     Prestige Large Cap Growth Fund -
        Institutional Service Class ...........    0.95%        6,844                  1.549643        10,606          2%
                                                   0.70%    1,128,611                  1.555958     1,756,071          2%
                                                   0.60%      504,325                  1.558491       785,986          2%
                                                   0.55%           16                  1.559759            25          2%
                                                   0.45%      290,137                  1.562298       453,280          2%
                                                   0.25%      175,749                  1.567389       275,467          2%
                                                   0.10%        2,743                  1.571219         4,310          2%
                                                   0.00%      818,319                  1.573777     1,287,852          2%

     Prestige Large Cap Value Fund -
        Institutional Service Class ...........    0.95%           55                  0.970314            53         (2)%
                                                   0.70%      265,798                  0.974272       258,960         (2)%
                                                   0.60%       84,014                  0.975860        81,986         (2)%
                                                   0.55%        4,841                  0.976655         4,728         (2)%
                                                   0.45%      100,344                  0.978247        98,161         (2)%
                                                   0.25%      106,458                  0.981438       104,482         (2)%
                                                   0.10%       19,168                  0.983838        18,858         (2)%
                                                   0.00%      115,065                  0.985442       113,390         (2)%

     Prestige Small Cap Fund -
        Institutional Service Class ...........    0.95%        1,178                  1.313233         1,547          2%
                                                   0.70%      491,713                  1.318590       648,368          3%
                                                   0.60%      109,681                  1.320739       144,860          3%
                                                   0.55%       10,467                  1.321815        13,835          3%
                                                   0.45%       84,573                  1.323969       111,972          3%
                                                   0.25%      117,672                  1.328288       156,302          3%
                                                   0.10%       12,568                  1.331537        16,735          3%
                                                   0.00%      129,642                  1.333707       172,904          3%

     Putnam International Growth Fund -
        Class A ...............................    0.80%       76,681                  1.017740        78,041          2%(a)
                                                   0.70%       36,280                  1.017907        36,930          2%(a)
                                                   0.55%       36,368                  1.018156        37,028          2%(a)
                                                   0.40%       24,233                  1.018407        24,679          2%(a)
                                                   0.25%      331,654                  1.018657       337,842          2%(a)
                                                   0.15%       36,420                  1.018823        37,106          2%(a)

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     Putnam Investors Fund - Class A ..........    0.95%          264                 30.411929         8,029         (3)%
                                                   0.90%        1,241                 30.475305        37,820         (3)%
                                                   0.80%    2,377,895                 30.602450    72,769,413         (3)%
                                                   0.70%    1,098,432                 30.730125    33,754,953         (3)%
                                                   0.55%      674,171                 30.607040    20,634,379          9%
                                                   0.40%      484,822                 30.939822    15,000,306         (3)%
                                                   0.25%       61,071                 30.645702     1,871,564         10%
                                                   0.20%    2,620,368                  0.968944     2,538,990         (3)%
                                                   0.15%      737,755                 30.944463    22,829,432         10%

     Putnam Voyager Fund - Class A ............    0.95%   27,070,240                  7.323764   198,256,049          0%
                                                   0.90%   12,794,602                  7.339029    93,899,955          0%
                                                   0.80%   10,367,832                  7.369653    76,407,324          1%
                                                   0.65%    6,617,609                  7.412127    49,050,558          1%
                                                   0.60%      621,108                  7.366639     4,575,478          1%
                                                   0.50%    2,210,295                  7.378935    16,309,623          1%
                                                   0.40%    8,548,037                  7.450898    63,690,552          1%

     SEI Index Funds - S&P 500 Index
        Portfolio - Class E ...................    0.95%   35,924,919                  2.262083    81,265,149         (1)%
                                                   0.90%   15,928,412                  2.266793    36,106,413         (1)%
                                                   0.80%   12,519,900                  2.276243    28,498,335         (1)%
                                                   0.65%    8,690,723                  2.289352    19,896,124         (1)%
                                                   0.60%      713,324                  2.275330     1,623,047         (1)%
                                                   0.50%    2,532,483                  2.279129     5,771,855         (1)%
                                                   0.40%   11,785,302                  2.301329    27,121,857         (1)%

     Seligman Growth Fund, Inc. -
        Class A ...............................    0.95%      359,216                 23.906822     8,587,713         10%
                                                   0.90%      184,425                 23.956635     4,418,202         10%
                                                   0.80%      138,441                 24.056573     3,330,416         10%
                                                   0.65%       86,374                 24.195181     2,089,835         10%
                                                   0.60%        8,031                 24.046778       193,120         10%
                                                   0.50%       35,526                 24.086915       855,712         11%
                                                   0.40%      152,278                 24.321725     3,703,664         11%

     Short-Term Invesments Trust -
        Treasury Portfolio -
        Institutional Class ...................    0.95%    2,079,306                  1.360024     2,827,906          2%
                                                   0.90%    1,752,279                  1.362887     2,388,158          2%
                                                   0.80%      702,837                  1.368626       961,921          3%
                                                   0.65%    3,349,215                  1.376578     4,610,456          3%
                                                   0.60%       52,823                  1.368442        72,285          3%
                                                   0.50%      105,334                  1.370851       144,397          3%
                                                   0.40%      644,572                  1.383825       891,975          3%

                                                  ASSET                                                              PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT          RETURN(b)
                                                 -------   ----------                ----------   -----------       --------
     T. Rowe Price International Funds,
        Inc. - International Stock Fund(R) ....    0.95%    8,949,314                  1.757244    15,726,128         (4)%
                                                   0.90%    4,184,859                  1.760907     7,369,148         (4)%
                                                   0.80%    3,722,712                  1.768256     6,582,708         (4)%
                                                   0.65%    2,450,110                  1.778448     4,357,393         (4)%
                                                   0.60%      179,125                  1.767536       316,610         (4)%
                                                   0.50%      735,483                  1.770487     1,302,163         (4)%
                                                   0.40%    4,444,154                  1.787755     7,945,059         (4)%

     Templeton Foreign Fund - Class A .........    0.95%        4,671                  1.576088         7,362         (6)%
                                                   0.80%   12,424,227                  1.585967    19,704,414         (5)%
                                                   0.70%    7,359,768                  1.592587    11,721,071         (5)%
                                                   0.55%    5,866,111                  1.586644     9,307,430         (5)%
                                                   0.40%    3,371,918                  1.590621     5,363,444         (5)%
                                                   0.25%      614,314                  1.594608       979,590         (5)%
                                                   0.20%      317,125                  1.591325       504,649         (2)%
                                                   0.15%    3,595,049                  1.611857     5,794,705         (5)%

     Warburg Pincus Emerging Growth
        Fund - Common Shares ..................    0.95%        5,372                  1.656008         8,896          3%
                                                   0.80%      765,869                  1.660056     1,271,385          3%
                                                   0.70%      513,724                  1.662760       854,200          4%
                                                   0.55%      359,057                  1.666824       598,485          4%
                                                   0.40%      397,097                  1.670898       663,509          4%
                                                   0.25%       76,545                  1.674982       128,211          4%
                                                   0.20%       34,107                  1.671637        57,015          4%
                                                   0.15%      561,477                  1.677711       941,996          4%
                                                            =========                ========== ------------
       Total Contract Owners' Equity ..........                                                $4,044,050,373
                                                                                                =============


     (a) These investment options were not being utilized for the entire year. Accordingly, the period return was computed for such period as the investment option was utilized. These investment options became available to the Account on May 1, 2000.

     (b) The period return does not include contract charges satisfied by surrendering units.

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

(5) VARIABLE ACCOUNT FEES

    The following is a summary of variable account fees for the period January 1, 2000 to June 30, 2000.

        Percentage                TOTAL          ACGrI       ACIncGro     ACIntlDisc     ACUltra      ACValue
---------------------------    -----------   -----------   -----------   -----------   -----------   -----------
           0.95% ..........    $ 6,469,386       287,722            43            76     1,002,697          --
           0.90% ..........      2,840,270       150,151          --            --         416,181          --
           0.80% ..........      2,924,618       135,177        25,522        53,960       334,047            28
           0.70% ..........        428,927          --           9,559        26,494          --               2
           0.65% ..........        747,036        43,334          --            --         113,953          --
           0.60% ..........         97,349         2,541          --            --          13,309          --
           0.55% ..........        243,944          --           7,719        19,453          --              24
           0.50% ..........        216,195        13,429          --            --          37,805          --
           0.45% ..........          6,422          --            --            --            --            --
           0.40% ..........      1,001,195        47,052         2,098         9,698       168,361          --
           0.25% ..........         17,771          --             471         1,488          --            --
           0.20% ..........          3,623          --              94           182          --            --
           0.15% ..........         70,878          --           1,614        10,534          --               1
           0.10% ..........            158          --            --            --            --            --
                               -----------   -----------   -----------   -----------   -----------   -----------
Total variable account fees    $15,067,772       679,406        47,120       121,885     2,086,353            55
                               ===========   ===========   ===========   ===========   ===========   ===========

        Percentage                 BdFdAm       BrnCapSmCo     DryApp      DryPreMCap
---------------------------      -----------   -----------   -----------   -----------
           0.95% ..........           31,215          --              43            15
           0.90% ..........           15,607          --            --            --
           0.80% ..........            8,993         3,198         8,150         2,214
           0.70% ..........             --           1,545         3,560           863
           0.65% ..........            4,460          --            --            --
           0.60% ..........              195          --            --            --
           0.55% ..........             --             806         1,778           711
           0.50% ..........            1,076          --            --            --
           0.45% ..........             --            --            --            --
           0.40% ..........            4,015           417           813           221
           0.25% ..........             --              70            98             6
           0.20% ..........             --               9            26             4
           0.15% ..........             --             611           687           197
           0.10% ..........             --            --            --            --
                                 -----------   -----------   -----------   -----------
Total variable account fees           65,561         6,656        15,155         4,231
                                 ===========   ===========   ===========   ===========


        Percentage             DryPrm3CZ    EvIncGro    FedBdFd     FedUSGvt    FAGrOppA    FAHiYld
---------------------------    ---------   ---------   ---------   ---------   ---------   ---------
           0.95% ..........    $     192       5,416        --        16,370          53          32
           0.90% ..........         --         2,600        --         7,632        --          --
           0.80% ..........      158,115       1,409       1,076       3,741       5,251       1,572
           0.70% ..........       67,111        --           226        --         1,284         874
           0.65% ..........         --           681        --         2,113        --          --
           0.60% ..........         --            12        --            70        --          --
           0.55% ..........       40,159        --           271        --         1,290         795
           0.50% ..........         --           237        --           865        --          --
           0.45% ..........         --          --          --          --          --          --
           0.40% ..........       13,222       1,034          13       2,230         399         220
           0.25% ..........        2,195        --             7        --            34        --
           0.20% ..........        1,018        --          --          --             5           2
           0.15% ..........       10,386        --            41        --           217          90
           0.10% ..........         --          --          --          --          --          --
                               ---------   ---------   ---------   ---------   ---------   ---------
Total variable account fees    $ 292,398      11,389       1,634      33,021       8,533       3,585
                               =========   =========   =========   =========   =========   =========

        Percentage              FidCapInc    FidContr   FidEqInc    FidMgIn
---------------------------     ---------   ---------   ---------   ---------
           0.95% ..........         3,808   1,222,211     629,859     487,149
           0.90% ..........         1,463     529,626     322,497     207,616
           0.80% ..........         1,151     364,300     191,186     152,734
           0.70% ..........          --          --          --          --
           0.65% ..........         1,785     127,317      89,113      51,742
           0.60% ..........          --        21,014       6,161       8,017
           0.55% ..........          --          --          --          --
           0.50% ..........           481      44,206      25,000      17,855
           0.45% ..........          --          --          --          --
           0.40% ..........           546     140,846      93,618      50,698
           0.25% ..........          --          --          --          --
           0.20% ..........          --          --          --          --
           0.15% ..........          --          --          --          --
           0.10% ..........          --          --          --          --
                                ---------   ---------   ---------   ---------
Total variable account fees         9,234   2,449,520   1,357,434     975,811
                                =========   =========   =========   =========

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

        Percentage               FidOTC   FidPurtn   InvDynam   InvTotRet  InvCoAm    MASFIP     MFSGrStk   MFSGrOpp   MFSHiInc
---------------------------    --------   --------   --------   --------   --------   --------   --------   --------   --------
           0.95% ..........    $335,681     92,898        249          7    250,241     10,244     40,860     44,474     34,048
           0.90% ..........     165,811     41,186       --         --      111,319      4,219     20,073     22,423     13,954
           0.80% ..........     124,060     25,004     86,792      2,217     71,485      2,265     15,875     10,506      7,394
           0.70% ..........        --         --       35,895        524       --         --         --         --         --
           0.65% ..........      51,674      6,567       --         --       21,614        822      6,231      8,756      4,371
           0.60% ..........       5,115        885       --         --        1,963        186        269        469        244
           0.55% ..........        --         --       29,353        581       --         --         --         --         --
           0.50% ..........      11,067      2,257       --         --        7,856        193      1,371        827        745
           0.45% ..........        --         --         --         --         --         --         --         --         --
           0.40% ..........      86,276      7,215     12,832        253     23,166      1,383      6,985      5,428      4,599
           0.25% ..........        --         --        1,941       --         --         --         --         --         --
           0.20% ..........        --         --          446          2       --         --         --         --         --
           0.15% ..........        --         --       12,090        186       --         --         --         --         --
           0.10% ..........        --         --         --         --         --         --         --         --         --
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Total variable account fees    $779,684    176,012    179,598      3,770    487,644     19,312     91,664     92,883     65,355
                               ========   ========   ========   ========   ========   ========   ========   ========   ========

        Percentage               MSIEqGroB
---------------------------      --------
           0.95% ..........            66
           0.90% ..........          --
           0.80% ..........         4,490
           0.70% ..........         1,297
           0.65% ..........          --
           0.60% ..........          --
           0.55% ..........         1,032
           0.50% ..........          --
           0.45% ..........          --
           0.40% ..........           652
           0.25% ..........           101
           0.20% ..........            26
           0.15% ..........           405
           0.10% ..........          --
                                 --------
Total variable account fees         8,069
                                 ========


        Percentage             NAATAggr  NAATCons  NAATMod NAATModAgg NAATModCon  NWFund   NWGroFd   NWMyMkt   NWIndxFd  NSATInc
---------------------------    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
           0.95% ..........    $    46      --           7        17      --         173    13,989       124       130      --
           0.90% ..........       --        --        --        --        --        --       8,398      --        --        --
           0.80% ..........       --        --        --        --        --     347,410     5,953   102,797    19,224       275
           0.70% ..........      8,250     1,795    10,119    10,091     3,272   115,491      --      48,519     6,534        75
           0.65% ..........       --        --        --        --        --        --       1,193      --        --        --
           0.60% ..........      2,051       389     2,235     2,867     1,683      --         178      --        --        --
           0.55% ..........       --        --        --        --        --      67,346      --      29,540     5,104        73
           0.50% ..........       --        --        --        --        --        --         324      --        --        --
           0.45% ..........      1,260     1,099       770     1,144       572      --        --        --        --        --
           0.40% ..........       --        --        --        --        --      23,091     2,379    22,672     1,005         3
           0.25% ..........        773        93       286       924       117     2,835      --       3,546       211      --
           0.20% ..........       --        --        --        --        --       1,073      --         145        68         2
           0.15% ..........       --        --        --        --        --      15,171      --       8,951     1,199        20
           0.10% ..........         13         5        40        31         7      --        --        --        --        --
                               -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total variable account fees    $12,393     3,381    13,457    15,074     5,651   572,590    32,414   216,294    33,475       448
                               =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

        Percentage             NSATSmCo   NBGuard    NBPartTr   OppGlob     PrBalI    PrIntlI   PrLgCapGrI PrLgCapVlI  PrSmCapI
---------------------------    --------   --------   --------   --------   --------   --------   --------   --------   --------
           0.95% ..........    $     12     66,769          4         86       --            4         21       --            5
           0.90% ..........        --       28,098       --         --         --         --         --         --         --
           0.80% ..........      12,176     20,158        478     14,662       --         --         --         --         --
           0.70% ..........       5,313       --          109      7,497      1,279        618      4,836        838      2,100
           0.65% ..........        --        6,568       --         --         --         --         --         --         --
           0.60% ..........        --          456       --         --          590        286      1,914        298        446
           0.55% ..........       3,472       --           64      4,969       --            1       --            1          3
           0.50% ..........        --          962       --         --         --         --         --         --         --
           0.45% ..........        --         --         --         --          204        117        915        186        155
           0.40% ..........       2,052     11,469        113      1,901       --         --         --         --         --
           0.25% ..........          48       --         --          292        104         76        219        107        172
           0.20% ..........          24       --         --           74       --         --         --         --         --
           0.15% ..........         447       --           12      1,743       --         --         --         --         --
           0.10% ..........        --         --         --         --           33         17          1          7          4
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Total variable account fees    $ 23,544    134,480        780     31,224      2,210      1,119      7,906      1,437      2,885
                               ========   ========   ========   ========   ========   ========   ========   ========   ========

        Percentage               PutIntGro
---------------------------      --------
           0.95% ..........          --
           0.90% ..........          --
           0.80% ..........            66
           0.70% ..........            19
           0.65% ..........          --
           0.60% ..........          --
           0.55% ..........            55
           0.50% ..........          --
           0.45% ..........          --
           0.40% ..........             3
           0.25% ..........            18
           0.20% ..........          --
           0.15% ..........             5
           0.10% ..........          --
                                 --------
Total variable account fees           166
                                 ========

        Percentage              PutInvFd     PutVoyFd     SEI500Ix     SelGroFd     AIMTreas     TRIntStk     TemForFd     WPEmGro
---------------------------    ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
           0.95% ..........    $  346,864    1,007,413      399,358       39,449       18,667       80,539           12           28
           0.90% ..........       132,844      424,121      154,078       19,215        7,444       33,714         --           --
           0.80% ..........        89,445      274,585      107,396        9,782        3,270       25,570       85,644        3,815
           0.70% ..........         9,094         --           --           --           --           --         41,898        1,946
           0.65% ..........        28,936      109,493       45,286        4,790        7,558        8,679         --           --
           0.60% ..........         3,752       13,286        4,782          534          207          945         --           --
           0.55% ..........         4,376         --           --           --           --           --         23,658        1,310
           0.50% ..........         6,472       30,031        8,825        1,273          308        2,730         --           --
           0.45% ..........          --           --           --           --           --           --           --           --
           0.40% ..........        44,016      123,043       52,232        6,553        2,798       15,931        6,942          702
           0.25% ..........           180         --           --           --           --           --          1,244          115
           0.20% ..........           195         --           --           --           --           --            209           19
           0.15% ..........         1,314         --           --           --           --           --          4,477          480
           0.10% ..........          --           --           --           --           --           --           --           --
                               ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Total variable account fees    $  667,488    1,981,972      771,957       81,596       40,252      168,108      164,084        8,415
                               ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

    The following is a summary of variable account fees for the period January 1, 1999 to June 30, 1999

        Percentage                TOTAL         ACGrI        ACIncGro    ACIntlDisc      ACUltra        BdFdAm
---------------------------    -----------   -----------   -----------   -----------   -----------   -----------
           0.95% ..........    $ 5,230,121       240,330            63             2       731,388        35,911
           0.90% ..........      2,231,422       120,449          --            --         303,819        18,032
           0.80% ..........      2,121,932        94,982         7,021         1,267       219,752         9,019
           0.70% ..........        292,257          --           2,684           828          --            --
           0.65% ..........        610,846        36,814          --            --          84,706         5,201
           0.60% ..........          5,435          --            --            --            --            --
           0.55% ..........        150,250          --           1,991           412          --            --
           0.50% ..........        145,094         7,366          --            --          21,913         1,032
           0.45% ..........          3,398          --            --            --            --            --
           0.40% ..........        765,382        36,861           398           542       122,700         4,550
           0.30% ..........          4,503           249            16          --           1,151          --
           0.25% ..........         10,547          --             135            26          --            --
           0.20% ..........         43,273          --             400           180          --            --
           0.15% ..........             32          --            --            --            --            --
                               -----------   -----------   -----------   -----------   -----------   -----------
Total variable account fees    $11,614,492       537,051        12,708         3,257     1,485,429        73,745
                               ===========   ===========   ===========   ===========   ===========   ===========

        Percentage                 DryApp      DryPreMCap     DryPrm3CZ      EvIncGro
---------------------------      -----------   -----------   -----------   -----------
           0.95% ..........               76             2           743         6,143
           0.90% ..........             --            --            --           3,104
           0.80% ..........            3,300           356       127,967         1,148
           0.70% ..........            2,057           134        53,955          --
           0.65% ..........             --            --            --             899
           0.60% ..........             --            --            --            --
           0.55% ..........              826            43        29,573          --
           0.50% ..........             --            --            --             150
           0.45% ..........             --            --            --            --
           0.40% ..........              362            12        10,716         1,139
           0.30% ..........               11          --             177          --
           0.25% ..........               54          --           1,985          --
           0.20% ..........              407            55         8,487          --
           0.15% ..........             --            --            --            --
                                 -----------   -----------   -----------   -----------
Total variable account fees            7,093           602       233,603        12,583
                                 ===========   ===========   ===========   ===========


        Percentage              FedBdFd     FedUSGvt    FAGrOppA    FAHiYld    FidCapInc   FidContr     FidEqInc
---------------------------    ---------   ---------   ---------   ---------   ---------   ---------   ---------
           0.95% ..........    $    --        23,450           1           1       4,234   1,028,680     738,341
           0.90% ..........         --        10,672        --          --         1,442     435,701     362,050
           0.80% ..........        1,030       5,872       1,441         512       1,161     289,242     207,459
           0.70% ..........           63        --           593         391        --          --          --
           0.65% ..........         --         2,687        --          --         2,262     105,921     111,960
           0.60% ..........         --          --          --          --          --          --          --
           0.55% ..........          224        --           648         601        --          --          --
           0.50% ..........         --           733        --          --           203      33,339      25,046
           0.45% ..........         --          --          --          --          --          --          --
           0.40% ..........          122       3,582         149           2         549     118,546     116,321
           0.30% ..........         --          --             2        --          --          --          --
           0.25% ..........           13        --             4        --          --          --          --
           0.20% ..........           37        --            38          63        --          --          --
           0.15% ..........         --          --          --          --          --          --          --
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total variable account fees    $   1,489      46,996       2,876       1,570       9,851   2,011,429   1,561,177
                               =========   =========   =========   =========   =========   =========   =========

        Percentage                 FidMgIn      FidOTC    FidPurtn
---------------------------       ---------   ---------   ---------
           0.95% ..........         412,710     112,841     100,510
           0.90% ..........         166,379      46,433      45,101
           0.80% ..........         120,095      34,193      26,439
           0.70% ..........            --          --          --
           0.65% ..........          43,125      14,973       7,791
           0.60% ..........            --          --          --
           0.55% ..........            --          --          --
           0.50% ..........          12,380       2,785       2,739
           0.45% ..........            --          --          --
           0.40% ..........          41,425      22,133       8,965
           0.30% ..........            --          --          --
           0.25% ..........            --          --          --
           0.20% ..........            --          --          --
           0.15% ..........            --          --          --
                                  ---------   ---------   ---------
Total variable account fees         796,114     233,358     191,545
                                  =========   =========   =========

                                                                     (Continued)

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

        Percentage            InvDynam  InvTotRet  InvCoAm   MASFIP   MFSGrStk   MFSGrOpp  MFSHiInc MSIEqGroB  NAATAggr  NAATCons
---------------------------    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
           0.95% ..........    $     1      --     222,852    13,615    33,363    36,407    39,855      --           2      --
           0.90% ..........       --        --      93,639     6,319    15,076    18,355    14,970      --        --        --
           0.80% ..........      1,805     1,367    57,771     1,965    11,542     8,951     7,813       571      --        --
           0.70% ..........      1,153       111      --        --        --        --        --          68     4,061     1,493
           0.65% ..........       --        --      18,823     1,392     4,912     6,862     4,849      --        --        --
           0.60% ..........       --        --        --        --        --        --        --        --       1,204       421
           0.55% ..........        551       159      --        --        --        --        --          85      --        --
           0.50% ..........       --        --       5,967       122       971       909       766      --        --        --
           0.45% ..........       --        --        --        --        --        --        --        --         579     1,292
           0.40% ..........        722       136    19,582     1,773     5,514     4,564     5,734        60      --        --
           0.30% ..........          2      --        --        --        --        --        --        --        --        --
           0.25% ..........         14      --        --        --        --        --        --           1       229       139
           0.20% ..........        234        36      --        --        --        --        --          41      --        --
           0.15% ..........       --        --        --        --        --        --        --        --           1         3
                               -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total variable account fees    $ 4,482     1,809   418,634    25,186    71,378    76,048    73,987       826     6,076     3,348
                               =======   =======   =======   =======   =======   =======   =======   =======   =======   =======


        Percentage             NAATMod NAATModAgg NAATModCon  NWFund   NWGroFd   NWMyMkt   NWIndxFd  NSATSmCo  NBGuard   NBPartTr
---------------------------    -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
           0.95% ..........    $  --           4         1     4,912    16,017     1,257        46        29    74,078      --
           0.90% ..........       --        --        --        --       9,138      --        --        --      32,862      --
           0.80% ..........       --        --        --     364,195     5,424    88,572     3,874     5,387    19,787        96
           0.70% ..........      6,058     5,126     2,555   129,108      --      39,787     2,557     2,055      --         176
           0.65% ..........       --        --        --        --       1,409      --        --        --       8,048      --
           0.60% ..........      1,035     1,067       492      --        --        --        --        --        --        --
           0.55% ..........       --        --        --      69,119      --      24,278       890     1,456      --         201
           0.50% ..........       --        --        --        --         386      --        --        --       1,234      --
           0.45% ..........        464       456       373      --        --        --        --        --        --        --
           0.40% ..........       --        --        --      26,507     2,513    17,511       318     1,017    13,839         4
           0.30% ..........       --        --        --         929        12       481      --           3      --        --
           0.25% ..........         41       404        99     3,502      --       2,678        74        58      --        --
           0.20% ..........       --        --        --      20,501      --       8,216       374       201      --           1
           0.15% ..........         14        14      --        --        --        --        --        --        --        --
                               -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total variable account fees    $ 7,612     7,071     3,520   618,773    34,899   182,780     8,133    10,206   149,848       478
                               =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

                             NACO VARIABLE ACCOUNT

                                  (UNAUDITED)

        Percentage              OppGlob      PrBalI     PrIntlI    PrLgCapGrI  PrLgCapVlI  PrSmCapI    PutInvFd
---------------------------    ---------   ---------   ---------   ---------   ---------   ---------   ---------
           0.95% ..........    $       4           1           1        --          --          --       305,584
           0.90% ..........         --          --          --          --          --          --       110,885
           0.80% ..........          357        --          --          --          --          --        59,269
           0.70% ..........          246         543         238         548         234         493        --
           0.65% ..........         --          --          --          --          --          --        27,615
           0.60% ..........         --           218         162         454         209         173        --
           0.55% ..........          167        --          --          --          --          --          --
           0.50% ..........         --          --          --          --          --          --         4,007
           0.45% ..........         --            64          24          36          42          68        --
           0.40% ..........           57        --          --          --          --          --        38,609
           0.30% ..........            1        --          --          --          --          --           687
           0.25% ..........         --            56           7          41          15          12        --
           0.20% ..........           53        --          --          --          --          --          --
           0.15% ..........         --          --          --          --          --          --          --
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total variable account fees    $     885         882         432       1,079         500         746     546,656
                               =========   =========   =========   =========   =========   =========   =========

        Percentage                PutVoyFd    SEI500Ix    SelGroFd
---------------------------       ---------   ---------   ---------
           0.95% ..........         640,442     301,204      29,130
           0.90% ..........         247,168     124,066      14,063
           0.80% ..........         156,320      77,588       6,949
           0.70% ..........            --          --          --
           0.65% ..........          68,605      36,813       3,436
           0.60% ..........            --          --          --
           0.55% ..........            --          --          --
           0.50% ..........          14,222       5,358         707
           0.45% ..........            --          --          --
           0.40% ..........          71,422      41,506       5,281
           0.30% ..........             684        --          --
           0.25% ..........            --          --          --
           0.20% ..........            --          --          --
           0.15% ..........            --          --          --
                                  ---------   ---------   ---------
Total variable account fees       1,198,863     586,535      59,566
                                  =========   =========   =========


        Percentage             AIMTreas   TRIntStk   TemForFd   WPEmGro
---------------------------    --------   --------   --------   --------
           0.95% ..........    $ 11,725     63,357        807          1
           0.90% ..........       6,135     25,564       --         --
           0.80% ..........       2,126     17,506     70,063        378
           0.70% ..........        --         --       34,713        229
           0.65% ..........       4,064      7,679       --         --
           0.60% ..........        --         --         --         --
           0.55% ..........        --         --       18,906        120
           0.50% ..........         270      2,489       --         --
           0.45% ..........        --         --         --         --
           0.40% ..........       2,020     12,799      4,767         53
           0.25% ..........        --         --           98       --
           0.20% ..........        --         --          960       --
           0.15% ..........        --         --        3,932         17
           0.10% ..........        --         --         --         --
                               --------   --------   --------   --------
Total variable account fees    $ 26,340    129,394    134,246        798
                               ========   ========   ========   ========

NATIONWIDE LIFE INSURANCE COMPANY                              --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     Bulk Rate
                                                                U.S. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                               --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company